FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ---------

                     FRANKLIN STRATEGIC SERIES
                     -------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.

Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund ..........................................     3

Franklin Biotechnology Discovery Fund ....................................     6

Franklin Flex Cap Growth Fund ............................................     9

Franklin Global Communications Fund ......................................    12

Franklin Global Health Care Fund .........................................    15

Franklin Natural Resources Fund ..........................................    18

Franklin Small Cap Growth Fund II ........................................    21

Franklin Small-Mid Cap Growth Fund .......................................    25

Franklin Strategic Income Fund ...........................................    29

Franklin Technology Fund .................................................    44

Franklin U.S. Long-Short Fund ............................................    47

Notes to Statements of Investments .......................................    52

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                   COUNTRY          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 98.3%
        COMMON STOCKS 97.8%
        COMMERCIAL SERVICES 4.0%
      a Concur Technologies Inc. ...................................................   United States       110,650   $    2,640,109
      a Focus Media Holding Ltd., ADR ..............................................       China            93,500        3,862,485
      a Huron Consulting Group Inc. ................................................   United States        52,300        3,552,739
                                                                                                                     ---------------
                                                                                                                         10,055,333
                                                                                                                     ---------------
        COMMUNICATIONS 9.3%
        America Movil SAB de CV, L, ADR ............................................       Mexico           63,800        3,820,344
      a Leap Wireless International Inc. ...........................................   United States        29,100        2,572,440
      a NII Holdings Inc. ..........................................................   United States       108,180        9,089,284
      a SBA Communications Corp. ...................................................   United States       232,760        7,755,563
                                                                                                                     ---------------
                                                                                                                         23,237,631
                                                                                                                     ---------------
        CONSUMER DURABLES 4.4%
      a Activision Inc. ............................................................   United States       223,500        3,824,085
  a,b,c Force Protection Inc., 144A, PIPES .........................................   United States        88,400        1,387,880
        Nintendo Co. Ltd. ..........................................................       Japan             9,600        4,711,557
      a Perfect World Co. Ltd., ADR ................................................       China            46,100        1,111,010
                                                                                                                     ---------------
                                                                                                                         11,034,532
                                                                                                                     ---------------
        CONSUMER NON-DURABLES 4.4%
        Guess? Inc. ................................................................   United States        92,500        4,392,825
      a Hansen Natural Corp. .......................................................   United States       161,200        6,536,660
                                                                                                                     ---------------
                                                                                                                         10,929,485
                                                                                                                     ---------------
        CONSUMER SERVICES 4.0%
      a Chipotle Mexican Grill Inc., B .............................................   United States        65,200        5,296,196
      a Las Vegas Sands Corp. ......................................................   United States        23,400        2,041,650
        Strayer Education Inc. .....................................................   United States        17,200        2,606,316
                                                                                                                     ---------------
                                                                                                                          9,944,162
                                                                                                                     ---------------
        DISTRIBUTION SERVICES 0.5%
      a MWI Veterinary Supply Inc. .................................................   United States        34,844        1,347,418
                                                                                                                     ---------------
        ELECTRONIC TECHNOLOGY 22.9%
      a Apple Inc. .................................................................   United States        85,400       11,252,304
      a Cisco Systems Inc. .........................................................   United States        89,900        2,599,009
      a F5 Networks Inc. ...........................................................   United States        22,900        1,985,201
      a FormFactor Inc. ............................................................   United States        66,200        2,541,418
        Harris Corp. ...............................................................   United States        90,330        4,957,310
      a Juniper Networks Inc. ......................................................   United States       238,090        7,133,177
      a Micron Technology Inc. .....................................................   United States       152,900        1,814,923
      a NVIDIA Corp. ...............................................................   United States       126,190        5,774,454
      a Orbital Sciences Corp. .....................................................   United States       136,200        2,886,078
        Precision Castparts Corp. ..................................................   United States        31,630        4,335,208
        QUALCOMM Inc. ..............................................................   United States       125,280        5,217,912
      a Riverbed Technology Inc. ...................................................   United States        71,400        3,153,024
      a Trimble Navigation Ltd. ....................................................   United States       114,640        3,786,559
                                                                                                                     ---------------
                                                                                                                         57,436,577
                                                                                                                     ---------------
        ENERGY MINERALS 0.3%
      a Bill Barrett Corp. .........................................................   United States        20,300          696,696
                                                                                                                     ---------------


                                         Quarterly Statements of Investments | 3

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                   COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        FINANCE 6.7%
        BlackRock Inc. .............................................................   United States        33,480   $    5,340,060
        CME Group Inc. .............................................................   United States         5,680        3,138,200
      a E*TRADE Financial Corp. ....................................................   United States       133,900        2,479,828
      d Fortress Investment Group, A ...............................................   United States        56,000        1,062,320
        The Goldman Sachs Group Inc. ...............................................   United States        13,150        2,476,671
        optionsXpress Holdings Inc. ................................................   United States        94,650        2,367,197
                                                                                                                     ---------------
                                                                                                                         16,864,276
                                                                                                                     ---------------
        HEALTH SERVICES 1.8%
      a Allscripts Healthcare Solutions Inc. .......................................   United States        78,860        1,794,065
      a Covance Inc. ...............................................................   United States        36,960        2,608,267
                                                                                                                     ---------------
                                                                                                                          4,402,332
                                                                                                                     ---------------
        HEALTH TECHNOLOGY 11.2%
        Allergan Inc. ..............................................................   United States        22,300        1,296,299
      a Celgene Corp. ..............................................................   United States        85,700        5,189,992
      a Gen-Probe Inc. .............................................................   United States        52,300        3,295,423
      a Gilead Sciences Inc. .......................................................   United States       171,260        6,376,010
      a Myriad Genetics Inc. .......................................................   United States        97,490        3,644,176
        Roche Holding AG, ADR ......................................................    Switzerland         65,900        5,861,805
        Stryker Corp. ..............................................................   United States        18,400        1,148,712
      a Vertex Pharmaceuticals Inc. ................................................   United States        39,000        1,259,700
                                                                                                                     ---------------
                                                                                                                         28,072,117
                                                                                                                     ---------------
        INDUSTRIAL SERVICES 5.6%
      a Aecom Technology Corp. .....................................................   United States       156,000        4,048,200
      a FMC Technologies Inc. ......................................................   United States        53,490        4,895,405
        Schlumberger Ltd. ..........................................................   United States        52,880        5,008,793
                                                                                                                     ---------------
                                                                                                                         13,952,398
                                                                                                                     ---------------
        PRODUCER MANUFACTURING 3.1%
        ABB Ltd., ADR ..............................................................    Switzerland        110,300        2,654,921
        AMTEK Inc. .................................................................   United States        67,100        2,618,242
        Joy Global Inc. ............................................................   United States        13,100          648,319
      a SunPower Corp., A ..........................................................   United States        27,400        1,932,522
                                                                                                                     ---------------
                                                                                                                          7,854,004
                                                                                                                     ---------------
        RETAIL TRADE 4.0%
      a Dick's Sporting Goods Inc. .................................................   United States        44,700        2,513,481
      a Kohl's Corp. ...............................................................   United States        40,220        2,445,376
    a,e Lululemon Athletica Inc. ...................................................       Canada           44,700        1,436,658
        The Men's Wearhouse Inc. ...................................................   United States        40,200        1,985,880
      a Zumiez Inc. ................................................................   United States        47,690        1,764,053
                                                                                                                     ---------------
                                                                                                                         10,145,448
                                                                                                                     ---------------
        TECHNOLOGY SERVICES 13.8%
      a Adobe Systems Inc. .........................................................   United States        96,760        3,898,460
      a Cognizant Technology Solutions Corp., A ....................................   United States        74,860        6,062,163
      a DealerTrack Holdings Inc. ..................................................   United States        94,600        3,411,276
      a Equinix Inc. ...............................................................   United States        28,100        2,442,171
      a Google Inc., A .............................................................   United States        19,190        9,786,900


4 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN AGGRESSIVE GROWTH FUND                                                   COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        TECHNOLOGY SERVICES (CONTINUED)
      a Limelight Networks Inc. ....................................................   United States       185,300   $    3,066,715
      a Omniture Inc. ..............................................................   United States       174,800        3,994,180
      a PROS Holdings Inc. .........................................................   United States        19,900          248,750
      a Salesforce.com Inc. ........................................................   United States        44,120        1,714,503
                                                                                                                     ---------------
                                                                                                                         34,625,118
                                                                                                                     ---------------
        TRANSPORTATION 1.8%
        C.H. Robinson Worldwide Inc. ...............................................   United States        90,630        4,409,150
                                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $193,226,122) ....................................                                    245,006,677
                                                                                                                     ---------------
        PREFERRED STOCK (COST $873,300) 0.5%
        ELECTRONIC TECHNOLOGY 0.5%
  a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ..........   United States       374,806        1,293,081
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $194,099,422) ............................                                    246,299,758
                                                                                                                     ---------------
        SHORT TERM INVESTMENTS 1.6%
        MONEY MARKET FUND (COST $3,010,498) 1.2%
      f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......   United States     3,010,498        3,010,498
                                                                                                                     ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
           (COST $1,076,000) 0.4%
      g Bank of New York Institutional Cash Reserve Fund, 5.38% ....................                     1,076,000        1,076,000
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $198,185,920) 99.9% ................................                                    250,386,256
        OTHER ASSETS, LESS LIABILITIES 0.1% ........................................                                        205,102
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................                                 $  250,591,358
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b See Note 5 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $2,680,961, representing 1.07% of net assets.

d A portion or all of the security is on loan as of July 31, 2007.

e Security purchased on when-issued or delayed delivery basis.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                         COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 94.8%
        COMMON STOCKS AND WARRANTS 93.3%
        BIOTECHNOLOGY 77.6%
      a Acadia Pharmaceuticals Inc. ............................................   United States        140,600      $    1,974,024
      a Advanced Life Sciences Holdings Inc. ...................................   United States        474,700             697,809
      a AEterna Zentaris Inc. ..................................................       Canada           328,500             949,365
      a Affymax Inc. ...........................................................   United States         74,000           1,766,380
      a Alkermes Inc. ..........................................................   United States        139,400           1,985,056
      a Ambrilla Biopharma Inc. ................................................       Canada           224,400             431,174
      a Amgen Inc. .............................................................   United States        372,800          20,034,272
      a Amicus Therapeutics Inc. ...............................................   United States         79,800             900,144
      a ARIAD Pharmaceuticals Inc. .............................................   United States        592,700           2,601,953
      a Avexa Ltd. .............................................................     Australia        6,369,424           3,284,532
      a Biogen Idec Inc. .......................................................   United States        210,861          11,922,081
      a BioMarin Pharmaceutical Inc. ...........................................   United States        213,000           3,846,780
      a Cadence Pharmaceuticals Inc. ...........................................   United States        157,100           1,932,330
      a Cardiome Pharma Corp. ..................................................       Canada           463,328           4,114,353
      a Celgene Corp. ..........................................................   United States        611,400          37,026,384
      a Cephalon Inc. ..........................................................   United States         42,500           3,193,450
      a Critical Therapeutics Inc. .............................................   United States        453,180           1,055,909
  a,b,c Critical Therapeutics Inc., wts., 10/26/11 .............................   United States        279,590             199,068
      a Exelixis Inc. ..........................................................   United States        170,300           1,650,207
      a Genentech Inc. .........................................................   United States        398,000          29,603,240
    a,d Gentium SpA, ADR .......................................................       Italy            183,500           3,701,195
      a Genzyme Corp. ..........................................................   United States        536,400          33,830,748
      a Gilead Sciences Inc. ...................................................   United States        987,400          36,760,902
      a Human Genome Sciences Inc. .............................................   United States        290,100           2,251,176
      a Idenix Pharmaceuticals Inc. ............................................   United States        254,900             754,504
      a Indevus Pharmaceuticals Inc. ...........................................   United States        841,000           5,962,690
      a InterMune Inc. .........................................................   United States         54,400           1,161,440
    a,d Ista Pharmaceuticals Inc. ..............................................   United States        311,434           2,117,751
      a Keryx Biopharmaceuticals Inc. ..........................................   United States        711,600           6,119,760
      a Kosan Biosciences Inc. .................................................   United States      1,008,591           4,195,739
      a MannKind Corp. .........................................................   United States        211,300           2,231,328
      a Medarex Inc. ...........................................................   United States        146,900           2,080,104
      a The Medicines Co. ......................................................   United States        291,700           4,640,947
      a Medicure Inc. ..........................................................       Canada           531,700             752,523
      a Myriad Genetics Inc. ...................................................   United States        207,400           7,752,612
      a Onyx Pharmaceuticals Inc. ..............................................   United States        160,400           4,460,724
      a Orexigen Therapeutics Inc. .............................................   United States        234,400           3,476,152
      a Panacos Pharmaceuticals Inc. ...........................................   United States        280,400             925,320
      a PDL BioPharma Inc. .....................................................   United States        899,000          21,117,510
      a Renovis Inc. ...........................................................   United States        774,700           2,595,245
      a Seattle Genetics Inc. ..................................................   United States        131,900           1,257,007
      a Sequenom Inc. ..........................................................   United States        727,600           3,863,556
      a Sirtris Pharmaceuticals Inc. ...........................................   United States        102,300           1,274,658
      a Theravance Inc. ........................................................   United States        126,500           3,386,405
      a Vanda Pharmaceuticals Inc. .............................................   United States        110,200           2,061,842
      a VaxGen Inc. ............................................................   United States        826,000           1,280,300


6 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                         COUNTRY      SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND WARRANTS (CONTINUED)
        BIOTECHNOLOGY (CONTINUED)
      a Vertex Pharmaceuticals Inc. ............................................   United States        249,100      $    8,045,930
      a Vion Pharmaceuticals Inc. ..............................................   United States      1,160,700           1,172,307
      a ViroPharma Inc. ........................................................   United States        307,800           3,955,230
      a XenoPort Inc. ..........................................................   United States        103,300           4,409,877
                                                                                                                     ---------------
                                                                                                                        306,763,993
                                                                                                                     ---------------
        MEDICAL SPECIALTIES 3.5%
      a AMAG Pharmaceuticals Inc. ..............................................   United States         55,100           2,958,319
    a,d Nektar Therapeutics ....................................................   United States        204,100           1,557,283
    a,d Penwest Pharmaceuticals Co. ............................................   United States        369,400           4,743,096
      a Repros Therapeutics Inc. ...............................................   United States        364,100           4,787,915
                                                                                                                     ---------------
                                                                                                                         14,046,613
                                                                                                                     ---------------
        OTHER PHARMACEUTICALS 12.2%
      a ArQule Inc. ............................................................   United States        552,909           3,140,523
      a Biodel Inc. ............................................................   United States        113,200           1,913,080
      a Coley Pharmaceutical Group Inc. ........................................   United States        120,800             366,024
    a,e CytRx Corp., 144A ......................................................   United States        447,800           1,356,834
      a Endo Pharmaceuticals Holdings Inc. .....................................   United States         95,600           3,251,356
      a Helicos Biosciences Corp. ..............................................   United States        642,400           5,460,400
      a Inspire Pharmaceuticals Inc. ...........................................   United States        685,723           3,771,476
      a Iomai Corp. ............................................................   United States        288,600             490,620
      a Labopharm Inc. .........................................................       Canada           258,200             573,563
      a Nuvo Research Inc. .....................................................       Canada         6,886,000             935,861
      a Nuvo Research Inc., wts., 2/01/49 ......................................       Canada         3,443,000                  --
      a Pharmion Corp. .........................................................   United States        149,600           3,644,256
      a POZEN Inc. .............................................................   United States        234,681           3,907,439
      a Sepracor Inc. ..........................................................   United States        208,800           5,873,544
      a Somaxon Pharmaceuticals Inc. ...........................................   United States        338,900           3,348,332
        Teva Pharmaceutical Industries Ltd., ADR ...............................       Israel           117,900           4,954,158
      a VIVUS Inc. .............................................................   United States        938,800           5,332,384
                                                                                                                     ---------------
                                                                                                                         48,319,850
                                                                                                                     ---------------
        TOTAL COMMON STOCKS AND WARRANTS
           (COST $272,721,197) .................................................                                        369,130,456
                                                                                                                     ---------------
        CONVERTIBLE PREFERRED STOCK (COST $5,065,937) 1.5%
        BIOTECHNOLOGY 1.5%
  a,b,c Fibrogen Inc., cvt., pfd., E ...........................................   United States      1,128,271           5,968,553
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $277,787,134) ........................                                        375,099,009
                                                                                                                     ---------------


                                         Quarterly Statements of Investments | 7

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                             COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENT 3.7%
        MONEY MARKET FUND (COST $11,469,848) 2.9%
      f Franklin Institutional Fiduciary Trust Money Market Portfolio,
           5.00% ...................................................................   United States    11,469,848   $   11,469,848
                                                                                                                     ---------------
        INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.8%
        MONEY MARKET FUND (COST $2,976,000) 0.8%
      g Bank of New York Institutional Cash Reserve Fund, 5.38% ....................   United States     2,976,000        2,976,000
                                                                                                                     ---------------
        TOTAL SHORT TERM INVESTMENTS (COST $14,445,848) ............................                                     14,445,848
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $292,232,982) 98.5% ................................                                    389,544,857
        OTHER ASSETS, LESS LIABILITIES 1.5% ........................................                                      5,886,969
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................                                 $  395,431,826
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $6,167,621, representing 1.56% of net assets.

c See Note 5 regarding restricted securities.

d A portion or all of the security is on loan as of July 31, 2007.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $1,356,834, representing 0.34% of net assets.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 97.0%
        COMMON STOCKS 96.0%
        COMMERCIAL SERVICES 4.0%
        FactSet Research Systems Inc. ..............................................................       725,000   $   47,842,750
        Moody's Corp. ..............................................................................       543,800       29,256,440
        SEI Investments Co. ........................................................................     1,384,200       37,733,292
                                                                                                                     ---------------
                                                                                                                        114,832,482
                                                                                                                     ---------------
        COMMUNICATIONS 8.2%
        America Movil SAB de CV, L, ADR (Mexico) ...................................................       790,900       47,359,092
      a American Tower Corp., A ....................................................................     1,285,300       53,545,598
        AT&T Inc. ..................................................................................     1,285,300       50,332,348
      a NII Holdings Inc. ..........................................................................       988,700       83,070,574
                                                                                                                     ---------------
                                                                                                                        234,307,612
                                                                                                                     ---------------
        CONSUMER NON-DURABLES 2.9%
      a Hansen Natural Corp. .......................................................................       583,300       23,652,815
        PepsiCo Inc. ...............................................................................       443,700       29,115,594
        The Procter & Gamble Co. ...................................................................       469,600       29,049,456
                                                                                                                     ---------------
                                                                                                                         81,817,865
                                                                                                                     ---------------
        CONSUMER SERVICES 1.4%
        Citadel Broadcasting Co. ...................................................................        60,738          304,905
      a Starbucks Corp. ............................................................................       566,600       15,116,888
        The Walt Disney Co. ........................................................................       790,900       26,099,700
                                                                                                                     ---------------
                                                                                                                         41,521,493
                                                                                                                     ---------------
        ELECTRONIC TECHNOLOGY 24.9%
      a Apple Inc. .................................................................................       475,000       62,586,000
      a Atheros Communications .....................................................................       500,000       13,940,000
      a Cisco Systems Inc. .........................................................................     2,273,900       65,738,449
      a FLIR Systems Inc. ..........................................................................       939,200       40,996,080
        Garmin Ltd. (Cayman Islands) ...............................................................       515,300       43,233,670
        Harris Corp. ...............................................................................       741,500       40,693,520
        Hewlett-Packard Co. ........................................................................     1,300,000       59,839,000
      a Juniper Networks Inc. ......................................................................     1,000,000       29,960,000
      a Lam Research Corp. .........................................................................       494,300       28,590,312
        Microchip Technology Inc. ..................................................................     1,200,000       43,572,000
      a NETGEAR Inc. ...............................................................................       400,000       11,064,000
      a Network Appliance Inc. .....................................................................       770,100       21,824,634
      a NVIDIA Corp. ...............................................................................     1,050,000       48,048,000
        Precision Castparts Corp. ..................................................................       350,000       47,971,000
        QUALCOMM Inc. ..............................................................................     1,300,000       54,145,000
        Rockwell Collins Inc. ......................................................................       296,600       20,376,420
        Texas Instruments Inc. .....................................................................       988,700       34,792,353
      a Trimble Navigation Ltd. ....................................................................     1,350,000       44,590,500
                                                                                                                     ---------------
                                                                                                                        711,960,938
                                                                                                                     ---------------
        ENERGY MINERALS 0.5%
        Devon Energy Corp. .........................................................................       200,000       14,922,000
                                                                                                                     ---------------
        FINANCE 7.6%
        Assurant Inc. ..............................................................................       300,000       15,216,000
        CapitalSource Inc. .........................................................................     1,428,925       27,149,575
        CME Group Inc. .............................................................................        90,000       49,725,000


                                         Quarterly Statements of Investments | 9

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        FINANCE (CONTINUED)
        The Goldman Sachs Group Inc. ...............................................................       247,200   $   46,557,648
        T. Rowe Price Group Inc. ...................................................................     1,000,000       52,130,000
        Wells Fargo & Co. ..........................................................................       799,900       27,012,623
                                                                                                                     ---------------
                                                                                                                        217,790,846
                                                                                                                     ---------------
        HEALTH SERVICES 4.9%
      a Allscripts Healthcare Solutions Inc. .......................................................     1,137,000       25,866,750
      a Laboratory Corp. of America Holdings .......................................................       300,000       22,155,000
      a Stericycle Inc. ............................................................................     1,087,600       52,139,544
      a VCA Antech Inc. ............................................................................       988,700       38,895,458
                                                                                                                     ---------------
                                                                                                                        139,056,752
                                                                                                                     ---------------
        HEALTH TECHNOLOGY 10.4%
      a Celgene Corp. ..............................................................................       494,300       29,934,808
      a Genentech Inc. .............................................................................       346,000       25,735,480
      a Gilead Sciences Inc. .......................................................................     1,384,200       51,533,766
        Johnson & Johnson ..........................................................................       600,000       36,300,000
      a ResMed Inc. ................................................................................       350,000       15,043,000
        Roche Holding AG, ADR (Switzerland) ........................................................       741,500       65,956,425
        Schering-Plough Corp. ......................................................................     2,224,500       63,487,230
      a Varian Medical Systems Inc. ................................................................       223,300        9,110,640
                                                                                                                     ---------------
                                                                                                                        297,101,349
                                                                                                                     ---------------
        INDUSTRIAL SERVICES 2.1%
        Schlumberger Ltd. ..........................................................................       250,000       23,680,000
        Smith International Inc. ...................................................................       600,000       36,846,000
                                                                                                                     ---------------
                                                                                                                         60,526,000
                                                                                                                     ---------------
        PROCESS INDUSTRIES 2.8%
        Ecolab Inc. ................................................................................       700,000       29,477,000
        Praxair Inc. ...............................................................................       642,600       49,236,012
                                                                                                                     ---------------
                                                                                                                         78,713,012
                                                                                                                     ---------------
        PRODUCER MANUFACTURING 2.9%
        Danaher Corp. ..............................................................................       300,000       22,404,000
      a SunPower Corp., A ..........................................................................       350,000       24,685,500
        United Technologies Corp. ..................................................................       494,300       36,069,071
                                                                                                                     ---------------
                                                                                                                         83,158,571
                                                                                                                     ---------------
        REAL ESTATE DEVELOPMENT 1.5%
        Jones Lang LaSalle Inc. ....................................................................       400,000       43,912,000
                                                                                                                     ---------------
        RETAIL TRADE 6.7%
        Best Buy Co. Inc. ..........................................................................       400,000       17,836,000
        CVS Caremark Corp. .........................................................................     1,000,000       35,190,000
      a Dick's Sporting Goods Inc. .................................................................       609,400       34,266,562
        PETsMART Inc. ..............................................................................     1,100,000       35,563,000
        Staples Inc. ...............................................................................       600,000       13,812,000
        Target Corp. ...............................................................................       593,200       35,930,124
      a Zumiez Inc. ................................................................................       550,000       20,344,500
                                                                                                                     ---------------
                                                                                                                        192,942,186
                                                                                                                     ---------------


10 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN FLEX CAP GROWTH FUND                                                                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        TECHNOLOGY SERVICES 11.4%
      a Adobe Systems Inc. .........................................................................       939,200   $   37,840,368
      a Akamai Technologies Inc. ...................................................................       350,000       11,886,000
      a Autodesk Inc. ..............................................................................       700,000       29,659,000
      a Cognizant Technology Solutions Corp., A ....................................................       600,000       48,588,000
      a Google Inc., A .............................................................................       128,500       65,535,000
      a Internap Network Services Corp. ............................................................       800,000       11,792,000
      a Omniture Inc. ..............................................................................       225,900        5,161,815
      a Oracle Corp. ...............................................................................     2,175,000       41,586,000
        Paychex Inc. ...............................................................................     1,050,000       43,449,000
      a Salesforce.com Inc. ........................................................................       494,300       19,208,498
      a VeriSign Inc. ..............................................................................       375,000       11,133,750
                                                                                                                     ---------------
                                                                                                                        325,839,431
                                                                                                                     ---------------
        TRANSPORTATION 3.8%
        C.H. Robinson Worldwide Inc. ...............................................................       741,500       36,073,975
        Canadian National Railway Co. (Canada) .....................................................       600,000       31,278,000
        Expeditors International of Washington Inc. ................................................       900,000       40,212,000
                                                                                                                     ---------------
                                                                                                                        107,563,975
                                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $1,989,237,173) ..................................................                  2,745,966,512
                                                                                                                     ---------------
        CONVERTIBLE PREFERRED STOCKS 1.0%
        ELECTRONIC TECHNOLOGY 0.0% b
  a,c,d Anda Networks, cvt., pfd., D ...............................................................       145,772           45,190
                                                                                                                     ---------------
        HEALTH TECHNOLOGY 1.0%
  a,c,d Fibrogen Inc., cvt., pfd., E ...............................................................     2,227,171       11,781,735
    c,d Masimo Corp., cvt., pfd., F ................................................................       772,727       18,414,084
                                                                                                                     ---------------
                                                                                                                         30,195,819
                                                                                                                     ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,499,995) ......................................                     30,241,009
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $2,009,737,168) ..........................................                  2,776,207,521
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $82,587,730) 2.9%
        MONEY MARKET FUND 2.9%
      e Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......................    82,587,730       82,587,730
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $2,092,324,898) 99.9% ..............................................                  2,858,795,251
        OTHER ASSETS, LESS LIABILITIES 0.1% ........................................................                      1,477,952
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................................                 $2,860,273,203
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Rounds to less than 0.1% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $30,241,009, representing 1.06% of net assets.

d See Note 5 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL COMMUNICATIONS FUND                                               COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 97.4%
        COMMON STOCKS 97.0%
        ADVERTISING/MARKETING SERVICES 2.0%
      a Focus Media Holding Ltd., ADR .............................................        China            50,800   $    2,098,548
                                                                                                                     ---------------
        AEROSPACE & DEFENSE 1.2%
      a Orbital Sciences Corp. ....................................................    United States        58,000        1,229,020
                                                                                                                     ---------------
        BROADCASTING 3.0%
        Citadel Broadcasting Co. ..................................................    United States         2,943           14,774
        Grupo Televisa SA, ADR ....................................................       Mexico           112,800        2,848,200
      a XM Satellite Radio Holdings Inc., A .......................................    United States        29,700          340,065
                                                                                                                     ---------------
                                                                                                                          3,203,039
                                                                                                                     ---------------
        CABLE/SATELLITE TELEVISION 0.7%
      a Comcast Corp. .............................................................    United States        26,700          701,409
                                                                                                                     ---------------
        COMMERCIAL PRINTING/FORMS 0.4%
      a Cenveo Inc. ...............................................................    United States        18,100          380,281
                                                                                                                     ---------------
        COMPUTER COMMUNICATIONS 5.4%
      a Cisco Systems Inc. ........................................................    United States        35,800        1,034,978
      a F5 Networks Inc. ..........................................................    United States        12,600        1,092,294
      a Juniper Networks Inc. .....................................................    United States        73,900        2,214,044
      a Riverbed Technology Inc. ..................................................    United States        30,200        1,333,632
                                                                                                                     ---------------
                                                                                                                          5,674,948
                                                                                                                     ---------------
        COMPUTER PROCESSING HARDWARE 4.2%
      a Apple Inc. ................................................................    United States        33,800        4,453,488
                                                                                                                     ---------------
        DATA PROCESSING SERVICES 1.0%
      a NeuStar Inc., A ...........................................................    United States        37,100        1,069,964
                                                                                                                     ---------------
        ELECTRONIC PRODUCTION EQUIPMENT 1.0%
      a FormFactor Inc. ...........................................................    United States        28,600        1,097,954
                                                                                                                     ---------------
        ELECTRONICS/APPLIANCES 0.7%
        Sony Corp., ADR ...........................................................        Japan            14,000          738,360
                                                                                                                     ---------------
        INFORMATION TECHNOLOGY SERVICES 0.9%
      a Level 3 Communications Inc. ...............................................    United States       129,300          676,239
      a PROS Holdings Inc. ........................................................    United States        20,400          255,000
                                                                                                                     ---------------
                                                                                                                            931,239
                                                                                                                     ---------------
        INTERNET SOFTWARE/SERVICES 9.0%
      a Akamai Technologies Inc. ..................................................    United States        11,000          373,560
      a Baidu.com Inc., ADR .......................................................        China             3,100          626,138
      a Equinix Inc. ..............................................................    United States        17,600        1,529,616
      a Google Inc., A ............................................................    United States         8,400        4,284,000
      a Limelight Networks Inc. ...................................................    United States        74,500        1,232,975
      a VeriSign Inc. .............................................................    United States        48,400        1,436,996
                                                                                                                     ---------------
                                                                                                                          9,483,285
                                                                                                                     ---------------
        MAJOR TELECOMMUNICATIONS 10.3%
        AT&T Inc. .................................................................    United States        22,482          880,395
        Atlantic Tele-Network Inc. ................................................    United States         2,200           64,196
      a Bharti Airtel Ltd. ........................................................        India           175,005        3,904,271
        Cable & Wireless PLC ......................................................   United Kingdom       322,600        1,112,777
        PT Telekomunikasi Indonesia, B ............................................      Indonesia         735,300          892,722


12 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL COMMUNICATIONS FUND                                               COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        MAJOR TELECOMMUNICATIONS (CONTINUED)
        Reliance Communication Ltd. ...............................................        India           116,000   $    1,612,859
      a Telenor ASA ...............................................................       Norway            96,500        1,775,906
        Telus Corp. ...............................................................       Canada            10,600          579,820
                                                                                                                     ---------------
                                                                                                                         10,822,946
                                                                                                                     ---------------
        MEDIA CONGLOMERATES 2.1%
        News Corp., A .............................................................    United States        61,100        1,290,432
        The Walt Disney Co. .......................................................    United States        29,230          964,590
                                                                                                                     ---------------
                                                                                                                          2,255,022
                                                                                                                     ---------------
        MOVIES/ENTERTAINMENT 0.6%
      a Outdoor Channel Holdings Inc. .............................................    United States        63,100          610,808
                                                                                                                     ---------------
        PACKAGED SOFTWARE 0.5%
      a Divx Inc. .................................................................    United States        42,200          570,122
                                                                                                                     ---------------
        RECREATIONAL PRODUCTS 7.6%
      a Activision Inc. ...........................................................    United States        98,500        1,685,335
        Nintendo Co. Ltd. .........................................................        Japan             9,000        4,417,085
      a Perfect World Co. Ltd., ADR ...............................................        China            19,500          469,950
      a Scientific Games Corp., A .................................................    United States        39,900        1,368,969
                                                                                                                     ---------------
                                                                                                                          7,941,339
                                                                                                                     ---------------
        SEMICONDUCTORS 2.1%
      a Broadcom Corp., A .........................................................    United States        16,300          534,803
      a Marvell Technology Group Ltd. .............................................       Bermuda           38,900          700,200
      a Micron Technology Inc. ....................................................    United States        77,500          919,925
                                                                                                                     ---------------
                                                                                                                          2,154,928
                                                                                                                     ---------------
        SPECIALTY TELECOMMUNICATIONS 7.6%
      a American Tower Corp., A ...................................................    United States       102,635        4,275,774
      a Crown Castle International Corp. ..........................................    United States        65,138        2,361,253
      a Time Warner Telecom Inc., A ...............................................    United States        67,600        1,321,580
                                                                                                                     ---------------
                                                                                                                          7,958,607
                                                                                                                     ---------------
        TELECOMMUNICATIONS EQUIPMENT 7.4%
      a Comverse Technology Inc. ..................................................    United States        24,300          468,261
        Harris Corp. ..............................................................    United States        55,500        3,045,840
        Nokia Corp., ADR ..........................................................       Finland          108,400        3,104,576
        QUALCOMM Inc. .............................................................    United States        28,800        1,199,520
                                                                                                                     ---------------
                                                                                                                          7,818,197
                                                                                                                     ---------------
        WIRELESS COMMUNICATIONS 29.3%
        America Movil SAB de CV, L, ADR ...........................................       Mexico           103,800        6,215,544
        Cellcom Israel Ltd. .......................................................       Israel            22,900          568,149
        China Mobile (Hong Kong) Ltd., ADR ........................................        China            74,400        4,269,816
      a Clearwire Corp., A ........................................................    United States        20,000          570,600
      a Leap Wireless International Inc. ..........................................    United States        23,600        2,086,240
      a MetroPCS Communications Inc. ..............................................    United States        67,600        2,475,512
      a NII Holdings Inc. .........................................................    United States        61,400        5,158,828
        Rogers Communications Inc., B .............................................       Canada           143,400        6,481,158
      a SBA Communications Corp. ..................................................    United States        91,100        3,035,452
                                                                                                                     ---------------
                                                                                                                         30,861,299
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 13

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL COMMUNICATIONS FUND                                               COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        TOTAL COMMON STOCKS (COST $64,418,680) ....................................                                  $  102,054,803
                                                                                                                     ---------------
        PREFERRED STOCK (COST $289,500) 0.4%
        TELECOMMUNICATIONS EQUIPMENT 0.4%
  a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES .........    United States       124,248          428,655
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $64,708,180) ............................                                     102,483,458
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $2,885,190) 2.7%
        MONEY MARKET FUND 2.7%
      d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ......    United States     2,885,190        2,885,190
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $67,593,370) 100.1% ...............................                                     105,368,648
        OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................                                        (147,134)
                                                                                                                     ---------------
        NET ASSETS 100.0% .........................................................                                  $  105,221,514
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the value of this security was $428,655, representing 0.41% of net assets.

c See Note 5 regarding restricted securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


14 |  See  Notes  to  Statements  of  Investments.
   |  Quarterly  Statements  of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                                  COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 96.1%
        COMMON STOCKS 93.8%
        BIOTECHNOLOGY 14.6%
      a Acadia Pharmaceuticals Inc. ...............................................    United States        45,700   $      641,628
      a Amgen Inc. ................................................................    United States        40,200        2,160,348
      a Angiotech Pharmaceuticals Inc. ............................................    United States        50,900          352,737
      a Cadence Pharmaceuticals Inc. ..............................................    United States        47,200          580,560
      a Celgene Corp. .............................................................    United States        37,600        2,277,056
      a Cephalon Inc. .............................................................    United States        18,400        1,382,576
      a Genzyme Corp. .............................................................    United States        23,900        1,507,373
      a Gilead Sciences Inc. ......................................................    United States        56,100        2,088,603
      a Indevus Pharmaceuticals Inc. ..............................................    United States       236,100        1,673,949
      a Invitrogen Corp. ..........................................................    United States        17,700        1,270,860
      a Myriad Genetics Inc. ......................................................    United States        55,700        2,082,066
      a Orexigen Therapeutics Inc. ................................................    United States        63,700          944,671
      a PDL BioPharma Inc. ........................................................    United States        77,100        1,811,079
      a Sequenom Inc. .............................................................    United States        81,000          430,110
      a ViroPharma Inc. ...........................................................    United States        71,500          918,775
                                                                                                                     ---------------
                                                                                                                         20,122,391
                                                                                                                     ---------------
        DRUG STORE CHAINS 0.2%
        Drogasil SA ...............................................................       Brazil            35,000          318,655
                                                                                                                     ---------------
        ELECTRICAL PRODUCTS 0.8%
      a Greatbatch Inc. ...........................................................    United States        36,900        1,145,007
                                                                                                                     ---------------
        GENERIC PHARMACEUTICALS 0.6%
      a Impax Laboratories Inc. ...................................................    United States        68,600          809,480
                                                                                                                     ---------------
        HOSPITAL/NURSING MANAGEMENT 3.3%
        Brookdale Senior Living Inc. ..............................................    United States        32,200        1,288,322
        Diagnosticos DA America SA ................................................       Brazil            64,200        1,554,133
      a LifePoint Hospitals Inc. ..................................................    United States        56,900        1,681,395
                                                                                                                     ---------------
                                                                                                                          4,523,850
                                                                                                                     ---------------
        INDUSTRIAL SPECIALTIES 0.4%
      a Polypore International Inc. ...............................................    United States        32,800          603,520
                                                                                                                     ---------------
        MAJOR PHARMACEUTICALS 33.4%
        Abbott Laboratories .......................................................    United States        39,000        1,976,910
        Johnson & Johnson .........................................................    United States       105,300        6,370,650
        Merck KGaA ................................................................       Germany           46,100        5,766,858
        Novartis AG ...............................................................     Switzerland        112,900        6,091,314
        Pfizer Inc. ...............................................................    United States       219,860        5,168,908
        Roche Holding AG ..........................................................     Switzerland         50,900        9,016,959
        Schering-Plough Corp. .....................................................    United States       279,100        7,965,514
        Wyeth .....................................................................    United States        76,700        3,721,484
                                                                                                                     ---------------
                                                                                                                         46,078,597
                                                                                                                     ---------------
        MANAGED HEALTH CARE 6.6%
    a,b Medial Saude SA, ADR, 144A ................................................       Brazil            28,400          462,704
      a Skilled Healthcare Group Inc. .............................................    United States        51,700          718,113
        UnitedHealth Group Inc. ...................................................    United States        36,030        1,744,933
      a WellPoint Inc. ............................................................    United States        82,300        6,182,376
                                                                                                                     ---------------
                                                                                                                          9,108,126
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 15

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                                  COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        MEDICAL DISTRIBUTORS 2.7%
      a Henry Schein Inc. .........................................................    United States        28,300   $    1,537,822
      a MWI Veterinary Supply Inc. ................................................    United States        26,900        1,040,223
      a PSS World Medical Inc. ....................................................    United States        68,700        1,183,701
                                                                                                                     ---------------
                                                                                                                          3,761,746
                                                                                                                     ---------------
        MEDICAL SPECIALTIES 14.2%
      a Accuray Inc. ..............................................................    United States        12,800          242,048
      a Adams Respiratory Therapeutics Inc. .......................................    United States        35,900        1,328,659
        Baxter International Inc. .................................................    United States        40,900        2,151,340
      a Boston Scientific Corp. ...................................................    United States        45,100          593,065
      a Cytyc Corp. ...............................................................    United States        34,700        1,460,870
        DENTSPLY International Inc. ...............................................    United States        45,300        1,652,997
      a Digene Corp. ..............................................................    United States        21,100        1,292,375
        Hillenbrand Industries Inc. ...............................................    United States        21,400        1,349,056
        Medtronic Inc. ............................................................    United States        26,800        1,357,956
        Mentor Corp. ..............................................................    United States        16,900          665,015
        Mindray Medical International Ltd., ADR ...................................        China            18,200          564,200
      a Northstar Neuroscience Inc. ...............................................    United States        53,300          546,325
      a Thermo Fisher Scientific Inc. .............................................    United States        64,168        3,350,211
      a Tomotherapy Inc ...........................................................    United States        23,600          639,560
      a Waters Corp. ..............................................................    United States        27,300        1,590,498
      a Zimmer Holdings Inc. ......................................................    United States        10,800          839,808
                                                                                                                     ---------------
                                                                                                                         19,623,983
                                                                                                                     ---------------
        MEDICAL/NURSING SERVICES 3.2%
      a Amedisys Inc. .............................................................    United States        23,734          898,332
      a DaVita Inc. ...............................................................    United States        38,700        2,048,778
      a Healthways Inc. ...........................................................    United States        16,100          703,570
      a Nighthawk Radiology Holdings Inc. .........................................    United States        35,100          724,113
                                                                                                                     ---------------
                                                                                                                          4,374,793
                                                                                                                     ---------------
        OTHER PHARMACEUTICALS 4.9%
        Allergan Inc. .............................................................    United States        22,780        1,324,202
    a,b CytRx Corp., 144A .........................................................    United States        82,000          248,460
      a Endo Pharmaceuticals Holdings Inc. ........................................    United States        23,800          809,438
      a Helicos Biosciences Corp. .................................................    United States        41,500          352,750
      a Labopharm Inc. ............................................................       Canada            83,700          185,930
        Shire PLC, ADR ............................................................   United Kingdom        28,800        2,125,152
        Teva Pharmaceutical Industries Ltd., ADR ..................................       Israel            40,200        1,689,204
                                                                                                                     ---------------
                                                                                                                          6,735,136
                                                                                                                     ---------------
        SERVICES TO THE HEALTH INDUSTRY 8.9%
      a Allscripts Healthcare Solutions Inc. ......................................    United States        62,400        1,419,600
      a Covance Inc. ..............................................................    United States        23,100        1,630,167
      a Emageon Inc. ..............................................................    United States        44,900          412,631
      a Express Scripts Inc. ......................................................    United States        36,600        1,834,758
      a Medco Health Solutions Inc. ...............................................    United States        10,100          820,827
        Omnicare Inc. .............................................................    United States        56,000        1,856,960
        Pharmaceutical Product Development Inc. ...................................    United States       111,200        3,725,200
      a WebMD Health Corp., A .....................................................    United States        11,200          512,848
                                                                                                                     ---------------
                                                                                                                         12,212,991
                                                                                                                     ---------------


16 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN GLOBAL HEALTH CARE FUND                                                  COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)

        TOTAL COMMON STOCKS (COST $98,534,309) ....................................                                  $  129,418,275
                                                                                                                     ---------------
        CONVERTIBLE PREFERRED STOCK (COST $1,500,004) 2.3%
        MEDICAL SPECIALTIES 2.3%
    c,d Masimo Corp., cvt., pfd., F ...............................................    United States       136,364        3,249,554
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $100,034,313) ...........................                                     132,667,829
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $4,856,665) 3.5%
        MONEY MARKET FUND 3.5%
      e Franklin Institutional Fiduciary Trust Money Market
           Portfolio, 5.00% .......................................................    United States     4,856,665        4,856,665
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $104,890,979) 99.6% ...............................                                     137,524,494
        OTHER ASSETS, LESS LIABILITIES 0.4% .......................................                                         514,763
                                                                                                                     ---------------
        NET ASSETS 100.0% .........................................................                                  $  138,039,257
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trusts's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $711,164, representing 0.52% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the value of this security was $3,249,554, representing 2.35% of net assets.

d See Note 5 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY           SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 94.8%
        COMMON STOCKS AND WARRANTS 93.3%
        ENERGY MINERALS 45.1%
        Addax Petroleum Corp. ........................................            Canada                130,000      $    5,025,026
      a Addax Petroleum Corp., 144A ..................................            Canada                150,000           5,798,106
      b Bill Barrett Corp. ...........................................         United States            390,000          13,384,800
        BP PLC, ADR ..................................................        United Kingdom             90,000           6,246,000
        Chesapeake Energy Corp. ......................................         United States            550,000          18,722,000
        Chevron Corp. ................................................         United States            260,003          22,167,856
        ConocoPhillips ...............................................         United States            320,070          25,874,459
      b Denbury Resources Inc. .......................................         United States            130,000           5,200,000
        Devon Energy Corp. ...........................................         United States            245,000          18,279,450
  b,c,d Energy Coal Resources, 144A ..................................         United States            199,375           1,716,619
        EOG Resources Inc. ...........................................         United States             45,000           3,154,500
        Exxon Mobil Corp. ............................................         United States            340,000          28,944,200
        Foundation Coal Holdings Inc. ................................         United States            140,000           4,879,000
      b Geomet Inc. ..................................................         United States            600,000           3,630,000
      b Kodiak Oil & Gas Corp. .......................................            Canada              1,000,000           4,600,000
        Marathon Oil Corp. ...........................................         United States            195,000          10,764,000
      b Mariner Energy Inc. ..........................................         United States            344,500           7,279,285
        Murphy Oil Corp. .............................................         United States            100,000           6,204,000
      b Newfield Exploration Co. .....................................         United States            125,000           6,006,250
        Nexen Inc. ...................................................            Canada                170,000           5,270,972
        Noble Energy Inc. ............................................         United States            130,000           7,948,200
        Occidental Petroleum Corp. ...................................         United States            380,000          21,553,600
        Peabody Energy Corp. .........................................         United States            230,000           9,719,800
        Petroleo Brasileiro SA, ADR ..................................            Brazil                 86,000           5,581,400
      b Southwestern Energy Co. ......................................         United States            310,000          12,595,300
        Talisman Energy Inc. .........................................            Canada                540,000           9,887,400
        Total SA, B, ADR .............................................            France                121,000           9,511,810
        XTO Energy Inc. ..............................................         United States            175,000           9,542,750
                                                                                                                     ---------------
                                                                                                                        289,486,783
                                                                                                                     ---------------
        INDUSTRIAL SERVICES 28.5%
        Aegean Marine Petroleum Network Inc. .........................         United States            160,000           3,352,000
        Baker Hughes Inc. ............................................         United States             52,000           4,110,600
      b Boart Longyear Group .........................................           Australia            3,400,000           6,752,316
      b Dril-Quip Inc. ...............................................         United States            160,000           7,678,400
        ENSCO International Inc. .....................................         United States             44,000           2,687,080
      b Flotek Industries Inc. .......................................         United States            205,400           6,108,596
      b FMC Technologies Inc. ........................................         United States            180,000          16,473,600
      b Global Industries Ltd. .......................................         United States            100,000           2,590,000
        GlobalSantaFe Corp. ..........................................        Cayman Islands             48,000           3,442,080
      b Grant Prideco Inc. ...........................................         United States             90,000           5,049,000
        Halliburton Co. ..............................................         United States            640,000          23,052,800
      b Helix Energy Solutions Group Inc. ............................         United States            450,000          17,527,500
      b Hornbeck Offshore Services Inc. ..............................         United States             60,000           2,583,000
      b Nabors Industries Ltd. .......................................            Bermuda               210,000           6,140,400
      b National-Oilwell Varco Inc. ..................................         United States            135,000          16,214,850
        Noble Corp. ..................................................         United States             40,000           4,098,400
      b North American Energy Partners ...............................            Canada                188,900           3,256,636


18 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY           SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND WARRANTS (CONTINUED)
        INDUSTRIAL SERVICES (CONTINUED)
      b Oil States International Inc. ................................         United States            130,000      $    5,686,200
      b PHI Inc. .....................................................         United States             80,000           2,402,400
        Rowan Cos. Inc. ..............................................         United States             80,000           3,375,200
        Schlumberger Ltd. ............................................         United States             70,000           6,630,400
        Smith International Inc. .....................................         United States            160,000           9,825,600
      b Superior Energy Services Inc. ................................         United States            120,000           4,838,400
      b T-3 Energy Services Inc. .....................................         United States            100,000           3,469,000
      b Transocean Inc. ..............................................         United States             75,000           8,058,750
      b Weatherford International Ltd. ...............................            Bermuda               135,000           7,469,550
                                                                                                                     ---------------
                                                                                                                        182,872,758
                                                                                                                     ---------------
        NON-ENERGY MINERALS 13.0%
      b African Copper PLC ...........................................        United Kingdom          1,750,000           3,444,559
        Alcan Inc. ...................................................            Canada                 50,000           4,870,000
        Alcoa Inc. ...................................................         United States            135,000           5,157,000
        Anglo American PLC, ADR ......................................        United Kingdom             68,250           2,001,773
        Barrick Gold Corp. ...........................................            Canada                500,006          16,450,197
      b Centerra Gold Inc. ...........................................            Canada                 76,800             505,330
    a,b Centerra Gold Inc., 144A .....................................            Canada                133,200             876,431
      b First Uranium Corp. ..........................................         South Africa             125,000           1,166,932
    a,b First Uranium Corp., 144A ....................................            Canada                205,200           1,915,636
      b Gammon Gold Inc. .............................................            Canada                380,000           4,281,189
      a Hochschild Mining PLC, 144A ..................................        United Kingdom            480,000           3,524,972
      b Jinshan Gold Mines Inc. ......................................            Canada                150,000             316,337
    a,b Jinshan Gold Mines Inc., 144A ................................            Canada              1,305,000           2,752,132
      b Mirabela Nickel Ltd. .........................................           Australia              268,700           1,178,663
    a,b Mirabela Nickel Ltd., 144A ...................................            Brazil                131,250             575,733
      b Nautilus Minerals Inc. .......................................            Canada                550,000           2,041,429
      b Nautilus Minerals Inc., wts., 2/15/09 ........................            Canada                237,000                  --
        Newcrest Mining Ltd. .........................................           Australia              150,000           3,183,527
      b Northern Orion Resources Inc. ................................            Canada                650,000           3,445,000
        Southern Copper Corp. ........................................         United States             45,000           5,071,950
    a,b UraMin Inc., 144A ............................................  Virgin Islands (British)        300,000           2,296,047
    a,b Uranium One Inc., 144A .......................................            Canada                550,000           6,376,886
        Xstrata PLC ..................................................          Switzerland             110,000           7,012,565
        Zinifex Ltd. .................................................           Australia              275,000           4,666,829
                                                                                                                     ---------------
                                                                                                                         83,111,117
                                                                                                                     ---------------
        PROCESS INDUSTRIES 5.0%
        Bunge Ltd. ...................................................         United States             30,000           2,718,300
        The Dow Chemical Co. .........................................         United States             60,000           2,608,800
      b Headwaters Inc. ..............................................         United States            110,000           1,774,300
        Minerals Technologies Inc. ...................................         United States             40,000           2,586,800
    a,b Petroplus Holdings AG, 144A ..................................          Switzerland              36,400           3,462,259
    b.e Solutia Inc. .................................................         United States            137,000              37,675
        Sunoco Inc. ..................................................         United States            115,000           7,672,800
      b U.S. BioEnergy Corp. .........................................         United States            320,000           3,344,000
        Valero Energy Corp. ..........................................         United States            118,000           7,907,180
                                                                                                                     ---------------
                                                                                                                         32,112,114
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 19

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN NATURAL RESOURCES FUND                                          COUNTRY           SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND WARRANTS (CONTINUED)
        PRODUCER MANUFACTURING 0.5%
      b Terex Corp. ...................................................        United States             35,000      $    3,018,750
                                                                                                                     ---------------
        TRANSPORTATION 1.2%
        Aries Maritime Transport Ltd. .................................           Bermuda               480,000           4,699,200
        Arlington Tankers Ltd. ........................................           Bermuda               101,000           2,721,950
                                                                                                                     ---------------
                                                                                                                          7,421,150
                                                                                                                     ---------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $401,714,378) ..........                                                 598,022,672
                                                                                                                     ---------------
        PREFERRED STOCKS 1.5%
        ENERGY MINERALS 0.5%
        Petroleo Brasileiro SA, ADR, pfd. .............................           Brazil                 60,000           3,351,000
                                                                                                                     ---------------
        NON-ENERGY MINERALS 1.0%
        Companhia Vale do Rio Doce, ADR, pfd., A ......................           Brazil                160,000           6,772,800
                                                                                                                     ---------------
        TOTAL PREFERRED STOCKS (COST $3,917,099) ......................                                                  10,123,800
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $405,631,477) ...............                                                 608,146,472
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $26,823,001) 4.2%
        MONEY MARKET FUND 4.2%
      f Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 5.00% ............................................        United States         26,823,001          26,823,001
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $432,454,478) 99.0% ...................                                                 634,969,473
        OTHER ASSETS, LESS LIABILITIES 1.0% ...........................                                                   6,109,708
                                                                                                                     ---------------
        NET ASSETS 100.0% .............................................                                              $  641,079,181
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $27,578,202, representing 4.30% of net assets.

b Non-income producing for the twelve months ended July 31, 2007.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the value of this security is $1,716,619, representing 0.27% of net assets.

d See Note 5 regarding restricted securities.

e See Note 7 regarding other considerations.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 99.4%
        COMMERCIAL SERVICES 3.1%
      a CoStar Group Inc. ..........................................................................       144,900   $    7,389,900
      a Huron Consulting Group Inc. ................................................................       150,500       10,223,465
      a LECG Corp. .................................................................................       496,800        6,940,296
      a Universal Technical Institute Inc. .........................................................       319,000        6,899,970
                                                                                                                     ---------------
                                                                                                                         31,453,631
                                                                                                                     ---------------
        CONSUMER DURABLES 2.8%
  a,b,c Force Protection Inc., 144A, PIPES .........................................................       601,000        9,435,700
      a Tenneco Inc. ...............................................................................       302,400       10,674,720
      a THQ Inc. ...................................................................................       281,300        8,090,188
                                                                                                                     ---------------
                                                                                                                         28,200,608
                                                                                                                     ---------------
        CONSUMER SERVICES 11.3%
      a BJ's Restaurants Inc. ......................................................................       311,500        6,230,000
      a Chipotle Mexican Grill Inc., B .............................................................       234,500       19,048,435
      a Gaylord Entertainment Co., A ...............................................................       179,300        8,961,414
      a Lions Gate Entertainment Corp. .............................................................       667,700        7,338,023
        Orient-Express Hotels Ltd., A ..............................................................       322,600       14,984,770
      a Panera Bread Co. ...........................................................................       316,800       12,874,752
      a Penn National Gaming Inc. ..................................................................       316,500       18,198,750
      a Red Lion Hotels Corp. ......................................................................       343,400        3,708,720
      a Ruth's Chris Steak House Inc. ..............................................................       401,700        6,716,424
      a Shuffle Master Inc. ........................................................................       484,400        7,038,332
        Strayer Education Inc. .....................................................................        63,100        9,561,543
                                                                                                                     ---------------
                                                                                                                        114,661,163
                                                                                                                     ---------------
        ELECTRONIC TECHNOLOGY 26.3%
      a Argon ST Inc. ..............................................................................       354,800        7,429,512
      a Arris Group Inc. ...........................................................................       670,900        9,942,738
      a Atheros Communications .....................................................................       353,700        9,861,156
      a FLIR Systems Inc. ..........................................................................       386,500       16,870,725
      a FormFactor Inc. ............................................................................       320,100       12,288,639
      a Hittite Microwave Corp. ....................................................................       181,800        7,311,996
      a Ixia .......................................................................................     1,495,300       13,996,008
      a Microsemi Corp. ............................................................................       734,800       17,128,188
      a Microtune Inc. .............................................................................     1,275,800        6,953,110
        National Instruments Corp. .................................................................       302,202        9,776,235
      a Netlogic Microsystems Inc. .................................................................       552,900       16,852,392
      a OpNext Inc. ................................................................................       415,700        5,075,697
      a Orbital Sciences Corp. .....................................................................       543,800       11,523,122
      a Power Integrations Inc. ....................................................................       918,200       24,332,300
      a Silicon Laboratories Inc. ..................................................................       446,700       15,558,561
      a Super Micro Computer Inc. ..................................................................       449,800        4,025,710
        Tektronix Inc. .............................................................................       352,200       11,569,770
      a Trimble Navigation Ltd. ....................................................................       583,400       19,269,702
      a Varian Inc. ................................................................................       189,300       11,384,502
      a Varian Semiconductor Equipment Associates Inc. .............................................       274,775       12,914,425
      a ViaSat Inc. ................................................................................       471,700       13,504,771
      a Xyratex Ltd. (Bermuda) .....................................................................       421,500        9,369,945
                                                                                                                     ---------------
                                                                                                                        266,939,204
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 21

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        ENERGY MINERALS 2.3%
      a Bill Barrett Corp. .........................................................................       400,820   $   13,756,143
      a Mariner Energy Inc. ........................................................................       444,400        9,390,172
                                                                                                                     ---------------
                                                                                                                         23,146,315
                                                                                                                     ---------------
        FINANCE 7.8%
        BankUnited Financial Corp., A ..............................................................       248,300        4,181,372
      a Clayton Holdings Inc. ......................................................................       978,199        9,009,213
        East West Bancorp Inc. .....................................................................       235,900        8,648,094
        Hancock Holding Co. ........................................................................       140,800        4,980,096
      a Mobile Mini Inc. ...........................................................................       353,200       10,090,924
      a NewStar Financial Inc. .....................................................................       720,600        8,841,762
        optionsXpress Holdings Inc. ................................................................       578,200       14,460,782
      a Signature Bank .............................................................................       213,126        6,583,462
        UCBH Holdings Inc. .........................................................................       378,800        6,227,472
        Whitney Holding Corp. ......................................................................       270,000        6,747,300
                                                                                                                     ---------------
                                                                                                                         79,770,477
                                                                                                                     ---------------
        HEALTH SERVICES 6.8%
      a Allscripts Healthcare Solutions Inc. .......................................................       558,100       12,696,775
      a Healthways Inc. ............................................................................       207,800        9,080,860
      a PAREXEL International Corp. ................................................................       385,400       15,581,722
      a Psychiatric Solutions Inc. .................................................................       328,600       11,201,974
      a TriZetto Group Inc. ........................................................................       584,100        9,363,123
      a VCA Antech Inc. ............................................................................       281,300       11,066,342
                                                                                                                     ---------------
                                                                                                                         68,990,796
                                                                                                                     ---------------
        HEALTH TECHNOLOGY 8.3%
      a Adams Respiratory Therapeutics Inc. ........................................................       344,700       12,757,347
      a American Medical Systems Holdings Inc. .....................................................       584,300       10,681,004
      a Angiotech Pharmaceuticals Inc. .............................................................     1,212,400        8,401,932
      a Cadence Pharmaceuticals Inc. ...............................................................       374,300        4,603,890
      a Coley Pharmaceutical Group Inc. ............................................................       378,050        1,145,492
      a Dexcom Inc. ................................................................................       814,000        6,536,420
      a Impax Laboratories Inc. ....................................................................       526,900        6,217,420
      a Keryx Biopharmaceuticals Inc. ..............................................................       511,700        4,400,620
      a MannKind Corp. .............................................................................       429,600        4,536,576
      a The Medicines Co. ..........................................................................       346,400        5,511,224
      a Myriad Genetics Inc. .......................................................................       294,800       11,019,624
      a Panacos Pharmaceuticals Inc. ...............................................................       299,500          988,350
      a Penwest Pharmaceuticals Co. ................................................................       634,100        8,141,844
                                                                                                                     ---------------
                                                                                                                         84,941,743
                                                                                                                     ---------------
        INDUSTRIAL SERVICES 2.9%
      a FMC Technologies Inc. ......................................................................            16            1,464
      a Helix Energy Solutions Group Inc. ..........................................................       379,800       14,793,210
      a Superior Energy Services Inc. ..............................................................       361,600       14,579,712
                                                                                                                     ---------------
                                                                                                                         29,374,386
                                                                                                                     ---------------
        MUTUAL FUNDS 0.6%
        Ares Capital Corp. .........................................................................            65            1,013
        Kohlberg Capital Corp. .....................................................................       424,600        6,632,252
                                                                                                                     ---------------
                                                                                                                          6,633,265
                                                                                                                     ---------------


22 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        PROCESS INDUSTRIES 1.7%
        FMC Corp. ..................................................................................       117,700   $   10,490,601
        Minerals Technologies Inc. .................................................................       101,500        6,564,005
                                                                                                                     ---------------
                                                                                                                         17,054,606
                                                                                                                     ---------------
        PRODUCER MANUFACTURING 3.5%
      a Drew Industries Inc. .......................................................................       393,800       13,696,364
        Flowserve Corp. ............................................................................        70,900        5,123,943
        Manitowoc Co. Inc. .........................................................................       130,200       10,112,634
      a RTI International Metals Inc. ..............................................................        83,800        6,640,312
                                                                                                                     ---------------
                                                                                                                         35,573,253
                                                                                                                     ---------------
        REAL ESTATE INVESTMENT TRUSTS 2.6%
        FelCor Lodging Trust Inc. ..................................................................       542,600       11,915,496
        LaSalle Hotel Properties ...................................................................       207,200        8,294,216
        RAIT Financial Trust .......................................................................       645,000        6,682,200
                                                                                                                     ---------------
                                                                                                                         26,891,912
                                                                                                                     ---------------
        RETAIL TRADE 5.2%
        Big 5 Sporting Goods Corp. .................................................................       339,600        7,257,252
        Christopher & Banks Corp. ..................................................................       312,700        4,665,484
      a Hhgregg Inc. ...............................................................................       414,400        5,905,200
      a Hibbett Sports Inc. ........................................................................       369,900        9,480,537
    a,d Lululemon Athletica Inc. (Canada) ..........................................................        77,000        2,474,780
      a Tractor Supply Co. .........................................................................       252,900       12,017,808
      a Zumiez Inc. ................................................................................       296,300       10,960,137
                                                                                                                     ---------------
                                                                                                                         52,761,198
                                                                                                                     ---------------
        TECHNOLOGY SERVICES 12.9%
      a BearingPoint Inc. ..........................................................................     1,081,400        7,050,728
      a Entrust Inc. ...............................................................................     1,802,000        5,063,620
      e Heartland Payment Systems Inc. .............................................................       341,900       10,609,157
      a Internap Network Services Corp. ............................................................       999,300       14,729,682
      a Limelight Networks Inc. ....................................................................        86,300        1,428,265
        Marchex Inc., B ............................................................................       998,600       13,461,128
      a MICROS Systems Inc. ........................................................................       208,100       11,087,568
      a Nuance Communications Inc. .................................................................       685,000       11,288,800
      a Omniture Inc. ..............................................................................       229,200        5,237,220
      a Quest Software Inc. ........................................................................       887,400       13,133,520
      a RightNow Technologies Inc. .................................................................       640,100        8,449,320
      a Sapient Corp. ..............................................................................     2,863,700       20,418,181
      a SourceForge Inc. ...........................................................................     1,356,200        5,031,502
      a Voltaire Ltd. (Israel) .....................................................................       501,600        4,062,960
                                                                                                                     ---------------
                                                                                                                        131,051,651
                                                                                                                     ---------------
        TRANSPORTATION 1.3%
      a Allegiant Travel Co. .......................................................................       274,700        8,073,433
        Knight Transportation Inc. .................................................................       298,250        5,261,130
                                                                                                                     ---------------
                                                                                                                         13,334,563
                                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $846,624,212) ....................................................                  1,010,778,771
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 23

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL CAP GROWTH FUND II                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS 1.2%
        MONEY MARKET FUND (COST $9,038,553) 0.9%
      f Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......................     9,038,553   $    9,038,553
                                                                                                                     ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.3%
        MONEY MARKET FUND (COST $2,726,000) 0.3%
      g Bank of New York Institutional Cash Reserve Fund, 5.38% ....................................     2,726,000        2,726,000
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $858,388,765) 100.6% ...............................................                  1,022,543,324
        OTHER ASSETS, LESS LIABILITIES (0.6)% ......................................................                     (6,150,907)
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................................                 $1,016,392,417
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the value of this security was $9,435,700, representing 0.93% of net assets.

c See Note 5 regarding restricted securities.

d Security purchased on a when-issued or delayed delivery basis.

e A portion or all of the security is on loan as of July 31, 2007.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

g The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 98.2%
        COMMON STOCKS 98.1%
        COMMERCIAL SERVICES 2.9%
        FactSet Research Systems Inc. ..............................................................     1,010,400   $   66,676,296
      a Kenexa Corp. ...............................................................................       445,400       15,936,412
        Robert Half International Inc. .............................................................     2,036,800       69,230,832
        SEI Investments Co. ........................................................................     1,808,400       49,296,984
                                                                                                                     ---------------
                                                                                                                        201,140,524
                                                                                                                     ---------------
        COMMUNICATIONS 6.5%
      a Crown Castle International Corp. ...........................................................     2,013,900       73,003,875
      a Leap Wireless International Inc. ...........................................................       602,800       53,287,520
      a MetroPCS Communications Inc. ...............................................................     1,494,300       54,721,266
      a NII Holdings Inc. ..........................................................................     2,239,340      188,149,347
      a SBA Communications Corp. ...................................................................     2,526,900       84,196,308
      a TeleCorp PCS Inc., Escrow Account ..........................................................     4,569,500               --
                                                                                                                     ---------------
                                                                                                                        453,358,316
                                                                                                                     ---------------
        CONSUMER DURABLES 4.4%
      a Activision Inc. ............................................................................     6,707,700      114,768,747
a,b,c,d Force Protection Inc., 144A, PIPES .........................................................     4,316,100       67,762,770
      a NVR Inc. ...................................................................................        71,400       41,303,472
      a Scientific Games Corp., A ..................................................................     2,308,900       79,218,359
                                                                                                                     ---------------
                                                                                                                        303,053,348
                                                                                                                     ---------------
        CONSUMER NON-DURABLES 3.8%
        Guess? Inc. ................................................................................     1,897,800       90,126,522
      a Hansen Natural Corp. .......................................................................     2,514,200      101,950,810
        Wolverine World Wide Inc. ..................................................................     2,672,910       72,328,945
                                                                                                                     ---------------
                                                                                                                        264,406,277
                                                                                                                     ---------------
        CONSUMER SERVICES 2.1%
      a Chipotle Mexican Grill Inc., B .............................................................       976,400       79,312,972
        Orient-Express Hotels Ltd., A ..............................................................       663,900       30,838,155
      a Panera Bread Co. ...........................................................................       967,500       39,319,200
                                                                                                                     ---------------
                                                                                                                        149,470,327
                                                                                                                     ---------------
        DISTRIBUTION SERVICES 0.7%
      a Henry Schein Inc. ..........................................................................       844,000       45,862,960
                                                                                                                     ---------------
        ELECTRONIC TECHNOLOGY 23.6%
        Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) .................................     1,767,431       76,406,042
      a F5 Networks Inc. ...........................................................................     1,142,100       99,008,649
    a,e FLIR Systems Inc. ..........................................................................     2,757,900      120,382,335
      a FormFactor Inc. ............................................................................     2,389,500       91,732,905
        Garmin Ltd. (Cayman Islands) ...............................................................       796,911       66,860,833
        Harris Corp. ...............................................................................     2,634,600      144,586,848
        Intersil Corp., A ..........................................................................     1,779,800       52,059,150
      a Juniper Networks Inc. ......................................................................     3,571,500      107,002,140
      a Lam Research Corp. .........................................................................     1,088,000       62,929,920
      a Logitech International SA (Switzerland) ....................................................     2,011,500       53,707,050
      a Marvell Technology Group Ltd. (Bermuda) ....................................................     2,032,500       36,585,000
        Microchip Technology Inc. ..................................................................     1,332,700       48,390,337


                                        Quarterly Statements of Investments | 25

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        ELECTRONIC TECHNOLOGY (CONTINUED)
    a,b Microsemi Corp. ............................................................................     4,557,700   $  106,239,987
      a Network Appliance Inc. .....................................................................     2,916,600       82,656,444
        Precision Castparts Corp. ..................................................................       790,810      108,388,418
        Rockwell Collins Inc. ......................................................................     1,061,471       72,923,058
      a Silicon Laboratories Inc. ..................................................................     2,053,600       71,526,888
        Tektronix Inc. .............................................................................     2,130,898       69,999,999
      a Trimble Navigation Ltd. ....................................................................     5,279,460      174,380,564
                                                                                                                     ---------------
                                                                                                                      1,645,766,567
                                                                                                                     ---------------
        ENERGY MINERALS 4.0%
    a,b Bill Barrett Corp. .........................................................................     3,454,100      118,544,712
      a Mariner Energy Inc. ........................................................................     1,502,800       31,754,164
      a Southwestern Energy Co. ....................................................................     3,202,500      130,117,575
                                                                                                                     ---------------
                                                                                                                        280,416,451
                                                                                                                     ---------------
        FINANCE 5.7%
      a Affiliated Managers Group Inc. .............................................................     1,153,300      130,322,900
        CapitalSource Inc. .........................................................................     4,313,682       81,959,958
      a E*TRADE Financial Corp. ....................................................................     3,903,500       72,292,820
        East West Bancorp Inc. .....................................................................     1,507,150       55,252,119
        optionsXpress Holdings Inc. ................................................................     2,267,030       56,698,420
                                                                                                                     ---------------
                                                                                                                        396,526,217
                                                                                                                     ---------------
        HEALTH SERVICES 5.5%
      a Allscripts Healthcare Solutions Inc. .......................................................     1,925,530       43,805,807
      a Cerner Corp. ...............................................................................     1,275,200       67,419,824
      a Community Health Systems Inc. ..............................................................       508,164       19,767,580
      a Coventry Health Care Inc. ..................................................................     1,228,500       68,562,585
      a Express Scripts Inc. .......................................................................     1,831,000       91,788,030
      a Hlth Corp. .................................................................................     1,699,600       21,516,936
        Pharmaceutical Product Development Inc. ....................................................     2,070,000       69,345,000
                                                                                                                     ---------------
                                                                                                                        382,205,762
                                                                                                                     ---------------
        HEALTH TECHNOLOGY 9.5%
      a Adams Respiratory Therapeutics Inc. ........................................................     1,505,400       55,714,854
    a,b American Medical Systems Holdings Inc. .....................................................     3,689,900       67,451,372
        C. R. Bard Inc. ............................................................................     1,317,700      103,399,919
      a Cytyc Corp. ................................................................................     1,610,420       67,798,682
      a Endo Pharmaceuticals Holdings Inc. .........................................................     1,567,400       53,307,274
      a Gen-Probe Inc. .............................................................................       293,641       18,502,319
      a Keryx Biopharmaceuticals Inc. ..............................................................     1,449,200       12,463,120
      a MannKind Corp. .............................................................................     1,385,200       14,627,712
      a The Medicines Co. ..........................................................................       975,800       15,524,978
      a Myriad Genetics Inc. .......................................................................       670,500       25,063,290
      a Onyx Pharmaceuticals Inc. ..................................................................       366,900       10,203,489
      a PDL BioPharma Inc. .........................................................................     1,707,000       40,097,430
    a,e Stereotaxis Inc. ...........................................................................     1,463,200       19,094,760
      a Varian Medical Systems Inc. ................................................................     1,307,200       53,333,760
      a Vertex Pharmaceuticals Inc. ................................................................       414,600       13,391,580
      a Waters Corp. ...............................................................................     1,569,600       91,444,896
                                                                                                                     ---------------
                                                                                                                        661,419,435
                                                                                                                     ---------------


26 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        INDUSTRIAL SERVICES 5.1%
      a FMC Technologies Inc. ......................................................................       997,378   $   91,280,035
      a Helix Energy Solutions Group Inc. ..........................................................     1,724,600       67,173,170
      a National-Oilwell Varco Inc. ................................................................     1,334,346      160,268,298
        Noble Corp. ................................................................................       363,100       37,203,226
                                                                                                                     ---------------
                                                                                                                        355,924,729
                                                                                                                     ---------------
        PROCESS INDUSTRIES 0.2%
      a U.S. BioEnergy Corp. .......................................................................     1,676,300       17,517,335
                                                                                                                     ---------------
        PRODUCER MANUFACTURING 7.2%
        AMTEK Inc. .................................................................................     1,592,440       62,137,009
        Joy Global Inc. ............................................................................     1,026,400       50,796,536
      a Mettler-Toledo International Inc. (Switzerland) ............................................     1,001,500       95,302,740
  a,c,d Mirapoint Inc., 144A .......................................................................       682,128               --
      a RTI International Metals Inc. ..............................................................       316,300       25,063,612
      a SunPower Corp., A ..........................................................................       870,800       61,417,524
      a Terex Corp. ................................................................................     1,041,800       89,855,250
        Trinity Industries Inc. ....................................................................     2,982,600      114,024,798
                                                                                                                     ---------------
                                                                                                                        498,597,469
                                                                                                                     ---------------
        REAL ESTATE DEVELOPMENT 1.3%
        Jones Lang LaSalle Inc. ....................................................................       802,800       88,131,384
                                                                                                                     ---------------
        REAL ESTATE INVESTMENT TRUSTS 0.7%
        FelCor Lodging Trust Inc. ..................................................................     1,513,500       33,236,460
        iStar Financial Inc. .......................................................................       484,000       17,583,720
                                                                                                                     ---------------
                                                                                                                         50,820,180
                                                                                                                     ---------------
        RETAIL TRADE 5.6%
        Advance Auto Parts Inc. ....................................................................       636,330       22,125,194
      a Dick's Sporting Goods Inc. .................................................................     1,088,200       61,189,486
        Fastenal Co. ...............................................................................     1,277,800       57,590,446
        The Men's Wearhouse Inc. ...................................................................     1,295,100       63,977,940
        Nordstrom Inc. .............................................................................       434,800       20,687,784
      a Office Depot Inc. ..........................................................................     1,642,300       40,991,808
        PETsMART Inc. ..............................................................................     2,028,260       65,573,646
      a Tractor Supply Co. .........................................................................     1,160,200       55,132,704
                                                                                                                     ---------------
                                                                                                                        387,269,008
                                                                                                                     ---------------
        TECHNOLOGY SERVICES 6.8%
      a Akamai Technologies Inc. ...................................................................     1,378,400       46,810,464
      a Cognizant Technology Solutions Corp., A ....................................................     1,330,600      107,751,988
      a Equinix Inc. ...............................................................................       515,500       44,802,105
        Global Payments Inc. .......................................................................     2,335,500       87,347,700
      a Internap Network Services Corp. ............................................................     1,943,400       28,645,716
      a Nuance Communications Inc. .................................................................     4,473,600       73,724,928
      a Omniture Inc. ..............................................................................       587,200       13,417,520
      a Salesforce.com Inc. ........................................................................       411,300       15,983,118
      a VeriSign Inc. ..............................................................................     1,791,800       53,198,542
                                                                                                                     ---------------
                                                                                                                        471,682,081
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 27

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN SMALL-MID CAP GROWTH FUND                                                                SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        TRANSPORTATION 1.7%
        C.H. Robinson Worldwide Inc. ...............................................................     1,776,000   $   86,402,400
        Expeditors International of Washington Inc. ................................................       788,100       35,212,308
                                                                                                                     ---------------
                                                                                                                        121,614,708
                                                                                                                     ---------------
        UTILITIES 0.8%
        International Power PLC (United Kingdom) ...................................................     6,343,700       53,319,590
                                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $5,219,125,692) ..................................................                  6,828,502,668
                                                                                                                     ---------------
        PREFERRED STOCK (COST $561,391) 0.0% f
        PRODUCER MANUFACTURING 0.0% f
  a,c,d Mirapoint Inc., pfd. .......................................................................       301,660          304,677
                                                                                                                     ---------------
        CONVERTIBLE PREFERRED STOCKS 0.1%
        CONSUMER SERVICES 0.1%
  a,c,d Foveon Inc., cvt., pfd., D, 144A ...........................................................     1,792,573        2,591,164
  a,c,d Foveon Inc., cvt., pfd., E, 144A ...........................................................     2,597,593        5,270,049
                                                                                                                     ---------------
                                                                                                                          7,861,213
                                                                                                                     ---------------
        ELECTRONIC TECHNOLOGY 0.0% f
  a,c,d Anda Networks, cvt., pfd., D ...............................................................       364,431          112,973
                                                                                                                     ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,635,019) ......................................                      7,974,186
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $5,241,322,102) ..........................................                  6,836,781,531
                                                                                                                     ---------------
        SHORT TERM INVESTMENTS 1.0%
        MONEY MARKET FUND (COST $55,364,500) 0.8%
      g Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......................    55,364,500       55,364,500
                                                                                                                     ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
        MONEY MARKET FUND (COST $12,378,000) 0.2%
      h Bank of New York Institutional Cash Reserve Fund, 5.38% ....................................    12,378,000       12,378,000
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $5,309,064,602) 99.2% ..............................................                  6,904,524,031
        OTHER ASSETS, LESS LIABILITIES 0.8% ........................................................                     54,128,890
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................................                 $6,958,652,921
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b See Note 6 regarding holdings of 5% voting securities.

c See Note 5 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $76,041,633, representing 1.09% of net assets.

e A portion or all of the security is on loan as of July 31, 2007.

f Rounds to less than 0.1% of net assets.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h The rate shown is the annualized seven-day yield at period end.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 90.9%
        COMMON STOCKS 0.0%a
        PRODUCER MANUFACTURING 0.0% a
  b,c,q Cambridge Industries Liquidating Trust Interest ..................       United States            516,372      $        568
  b,c,q VS Holdings Inc. .................................................       United States             64,666                --
                                                                                                                       -------------
        TOTAL COMMON STOCKS (COST $64,666) ...............................                                                      568
                                                                                                                       -------------
        CONVERTIBLE PREFERRED STOCKS 1.7%
        CONSUMER DURABLES 0.3%
        General Motors Corp., 1.50%, cvt., pfd., D .......................       United States            240,000         6,240,000
                                                                                                                       -------------
        ENERGY MINERALS 0.2%
        Chesapeake Energy Corp., 6.25%, cvt., pfd. .......................       United States             20,000         5,614,080
                                                                                                                       -------------
        FINANCE 0.6%
        Affiliated Managers Group Inc., 5.10%, cvt., pfd. ................       United States            135,000         7,745,625
        E*TRADE Financial Corp., 6.125%, cvt., pfd. ......................       United States            310,000         7,636,168
                                                                                                                       -------------
                                                                                                                         15,381,793
                                                                                                                       -------------
        HEALTH TECHNOLOGY 0.3%
        Schering-Plough Corp., 6.00%, cvt., pfd. .........................       United States            110,000         7,099,400
                                                                                                                       -------------
        NON-ENERGY MINERALS 0.3%
        Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt., pfd. ...........       United States             50,000         7,077,500
                                                                                                                       -------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $38,986,272) ............                                               41,412,773
                                                                                                                       -------------

                                                                                                   ------------------
                                                                                                   PRINCIPAL AMOUNT d
                                                                                                   ------------------
      e SENIOR FLOATING RATE INTERESTS 13.2%
        COMMERCIAL SERVICES 1.4%
        Affiliated Computer Services Inc.,
           Additional Term Loan, 7.32%, 3/20/13 ..........................       United States          4,088,700         4,021,768
           Term Loan B, 7.32%, 3/20/13 ...................................       United States            602,820           592,952
      f ARAMARK Corp.,
           Synthetic L/C, 5.36%, 1/26/14 .................................       United States            598,536           571,237
           Term Loan B, 7.36%, 1/26/14 ...................................       United States          8,095,328         7,726,100
        Dealer Computer Services Inc. (Reynolds & Reynolds),
           First Lien Term Loan, 7.36%, 10/26/12 .........................       United States          5,640,560         5,531,641
        IDEARC Inc. (Verizon Corp.),
           Term Loan A, 6.86%, 11/17/13 ..................................       United States          2,100,000         2,027,025
           Term Loan B, 7.36%, 11/17/14 ..................................       United States          4,965,050         4,777,619
        R.H. Donnelley Inc.,
           Term Loan A-4, 6.57% - 6.59%, 12/31/09 ........................       United States            146,167           144,055
           Term Loan D-2, 6.86%, 6/30/11 .................................       United States          5,119,473         5,067,613
        Valassis Communications Inc., Term Loan B, 7.11%, 3/02/14 ........       United States          1,385,804         1,295,866
        Worldspan LP, Term Loan B, 8.606% - 8.61%, 12/07/13 ..............       United States          1,527,325         1,495,771
                                                                                                                       -------------
                                                                                                                         33,251,647
                                                                                                                       -------------
        COMMUNICATIONS 0.6%
        Alaska Communications Systems Holdings Inc.,
           2005 Incremental Loan, 7.11%, 2/01/12 .........................       United States            146,800           145,696
           2006 Incremental Loan, 7.11%, 2/01/12 .........................       United States            265,000           261,502
           Term Loan, 7.11%, 2/01/12 .....................................       United States          5,568,200         5,526,327
        Windstream Corp., Tranche B-1, 6.86%, 7/17/13 ....................       United States          8,707,936         8,603,180
                                                                                                                       -------------
                                                                                                                         14,536,705
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 29

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
      e SENIOR FLOATING RATE INTERESTS (CONTINUED)
        CONSUMER DURABLES 0.4%
        Jarden Corp.,
           Term Loan B1, 7.11%, 1/24/12 ..................................       United States          2,070,486      $  2,027,110
           Term Loan B2, 7.11%, 1/24/12 ..................................       United States          4,000,348         3,919,021
        Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36%,
           4/05/13 .......................................................           Canada             2,261,618         2,154,576
        Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36%,
           4/05/13 .......................................................       United States          2,265,471         2,158,247
                                                                                                                       -------------
                                                                                                                         10,258,954
                                                                                                                       -------------
        CONSUMER NON-DURABLES 0.6%
        CBRL Group (Cracker Barrel),
           Term Loan B1, 6.86%, 4/27/13 ..................................       United States          4,258,118         4,187,987
           Term Loan B2 (Delayed Draw), 6.84%, 4/27/13 ...................       United States            131,224           129,063
        Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 ..........       United States          5,078,333         5,008,253
        Dean Foods Co., Term Loan B, 6.86%, 4/02/14 ......................       United States          5,985,000         5,859,195
                                                                                                                       -------------
                                                                                                                         15,184,498
                                                                                                                       -------------
        CONSUMER SERVICES 4.0%
        Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 ............       United States          6,238,842         6,066,088
      f Citadel Broadcasting Corp., Term Loan B, 6.985%, 6/12/14 .........       United States          6,691,032         6,349,455
        CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%,
           3/29/13 .......................................................       United States          6,135,559         5,927,195
        Gatehouse Media Operating Inc.,
           Additional Term Loan, 7.36%, 8/28/14 ..........................       United States          1,870,000         1,798,734
           Delayed Draw Term Loan, 7.36%, 8/28/14 ........................       United States            896,739           862,286
           Term Loan, 7.36%, 8/28/14 .....................................       United States          2,403,261         2,310,928
        Green Valley Ranch Gaming LLC, Term Loan B, 7.36%, 2/16/14 .......       United States            619,933           608,954
        Hertz Corp.,
           Credit Link, 5.36%, 12/21/12 ..................................       United States            484,444           473,758
           Term Loan B, 7.09% - 7.11%, 12/21/12 ..........................       United States          2,699,341         2,643,222
        Insight Midwest Holdings, Term Loan B, 7.36%, 4/02/14 ............       United States          5,540,000         5,378,897
        MCC Iowa,
           Term Loan D-1, 7.07% - 7.11%, 1/31/15 .........................       United States          3,575,071         3,430,924
           Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15 ..................       United States          1,744,484         1,674,146
        Mediacom LLC, Term Loan C, 7.07% - 7.11%, 1/31/15 ................       United States          1,775,808         1,704,208
        National CineMedia LLC, Term Loan, 7.11%, 2/13/15 ................       United States          6,285,000         6,064,962
        OSI Restaurant Partners LLC (Outback),
           Prefunded Revolving Credit, 5.36%, 6/14/13 ....................       United States            466,500           456,862
           Term Loan B, 7.625%, 6/14/14 ..................................       United States          6,111,147         5,968,513
        Penn National Gaming Inc., Term Loan B, 7.11%, 10/03/12 ..........       United States          5,184,382         5,079,294
        Readers Digest Association Inc., Term Loan B, 7.33% - 7.385%,
           3/02/14 .......................................................       United States            583,538           571,902
        Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13 ..................       United States          6,696,534         6,435,169
        Sabre Inc., Term Loan B, 7.608%, 9/30/14 .........................       United States          4,373,134         4,025,426
        Tribune Co., Term Loan B, 8.36%, 5/16/14 .........................       United States          8,650,000         7,763,375
        Univision Communications Inc., Term Loan B, 7.61%, 9/29/14 .......       United States          5,731,544         5,254,221
        UPC Financing Partnership, Term Loan N, 7.13%, 12/31/14 ..........        Netherlands           4,630,000         4,474,663


30 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
      e SENIOR FLOATING RATE INTERESTS (CONTINUED)
        CONSUMER SERVICES (CONTINUED)
        VML U.S. Finance LLC (Venetian Macau),
           Delayed Draw, 7.61%, 5/25/12 ..................................           Macau              1,693,333      $  1,677,382
           New Project Term Loans, 7.61%, 5/25/13 ........................           Macau                875,000           862,785
           Term Loan B, 7.61%, 5/24/13 ...................................           Macau              4,076,667         4,029,989
        The William Carter Co., Term Loan B, 6.84% - 6.858%, 7/14/12 .....       United States          4,666,266         4,523,572
                                                                                                                       -------------
                                                                                                                         96,416,910
                                                                                                                       -------------
        ELECTRONIC TECHNOLOGY 0.3%
        Advanced Micro Devices Inc., Term Loan B, 7.36%, 12/31/13 ........       United States          6,033,365         5,733,929
        Hawker Beechcraft Inc.,
           Synthetic L/C, 5.26%, 3/26/14 .................................       United States            118,972           115,972
           Term Loan B, 7.32% - 7.36%, 3/26/14 ...........................       United States          1,402,513         1,367,156
                                                                                                                       -------------
                                                                                                                          7,217,057
                                                                                                                       -------------
        ENERGY MINERALS 0.5%
        Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12 .............       United States          6,687,098         6,678,873
        Niska Gas Storage Canada ULC (C/R Gas),
           Asset Sale Term Loan, 7.07%, 5/13/11 ..........................           Canada               523,945           515,420
           Canadian Term Loan, 7.11%, 5/12/13 ............................           Canada             2,836,042         2,783,264
        Niska Gas Storage U.S. LLC (C/R Gas),
           Delayed Draw, 7.11%, 5/12/13 ..................................       United States            312,997           307,172
           U.S. Term Loan, 7.11%, 5/12/13 ................................       United States            462,063           453,464
        Western Refining Inc.,
           Delayed Advance Commitment, 7.07%, 6/02/14 ....................       United States            343,750           335,259
           Initial Advance Commitment, 7.07%, 6/02/14 ....................       United States          1,406,250         1,371,516
                                                                                                                       -------------
                                                                                                                         12,444,968
                                                                                                                       -------------
        FINANCE 0.4%
        Nasdaq Stock Market Inc.,
           Incremental Term Loan B, 7.07%, 4/18/12 .......................       United States            357,300           352,065
           Term Loan B, 7.07%, 4/18/12 ...................................       United States          2,589,694         2,551,211
           Term Loan C (Delayed Draw), 7.07%, 4/18/12 ....................       United States          1,501,185         1,478,878
        TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 ........       United States          6,566,733         6,461,665
                                                                                                                       -------------
                                                                                                                         10,843,819
                                                                                                                       -------------
        HEALTH SERVICES 1.2%
      f Community Health Systems Inc.,
           Delayed Draw, 9.50%, 7/25/14 ..................................       United States            380,836           367,674
           Term Loan, 9.50%, 7/25/14 .....................................       United States          5,774,418         5,574,855
        Fresenius Medical Care Holdings Inc., Term Loan B,
           6.73% - 6.735%, 3/31/13 .......................................       United States          6,028,232         5,828,215
      f HCA Inc., Term Loan B-1, 7.61%, 11/18/13 .........................       United States          8,501,875         8,041,753
        Health Management Associates Inc., Term Loan B, 7.11%,
           2/28/14 .......................................................       United States          5,486,250         5,245,952
        LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 ...........       United States          2,812,042         2,757,179
                                                                                                                       -------------
                                                                                                                         27,815,628
                                                                                                                       -------------
        HEALTH TECHNOLOGY 0.1%
        ONEX Carestream Finance LP, Term Loan, 7.32% - 7.358%,
           4/30/13 .......................................................       United States          2,450,000         2,387,109
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 31

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
      e SENIOR FLOATING RATE INTERESTS (CONTINUED)
        INDUSTRIAL SERVICES 0.2%
        Allied Waste North America Inc.,
           Credit Link, 5.32%, 3/28/14 ...................................       United States          1,720,026      $  1,664,676
           Term Loan B, 7.06% - 7.14%, 1/15/12 ...........................       United States          3,165,119         3,063,265
                                                                                                                       -------------
                                                                                                                          4,727,941
                                                                                                                       -------------
        PROCESS INDUSTRIES 1.6%
        Celanese U.S. Holdings LLC, Dollar Term Loan, 7.11%, 4/02/14 .....       United States          7,356,563         6,987,410
        Domtar Corp., Term Loan, 6.695%, 3/07/14 .........................       United States          6,300,000         6,073,956
        Georgia-Pacific Corp.,
           Additional Term Loan, 7.11%, 12/20/12 .........................       United States          2,051,921         1,933,505
           Term Loan B, 7.11%, 12/20/12 ..................................       United States          3,990,608         3,778,148
        Hexion Specialty Chemicals BV, Term Loan C-2, 7.625%,
           5/03/13 .......................................................        Netherlands             998,449           980,547
        Hexion Specialty Chemicals Inc., Term Loan C-1, 7.625%,
           5/03/13 .......................................................       United States          4,596,310         4,513,898
        Ineos U.S. Finance LLC,
           Term Loan B2, 7.58%, 12/16/13 .................................       United States          1,959,408         1,893,748
           Term Loan C2, 8.08%, 12/23/14 .................................       United States          1,959,408         1,933,230
        Lyondell Chemical Co., Term Loan, 6.856%, 8/16/13 ................       United States          6,088,179         6,000,083
        Nalco Co., Term Loan B, 7.07% - 7.12%, 11/04/10 ..................       United States          4,318,089         4,234,189
                                                                                                                       -------------
                                                                                                                         38,328,714
                                                                                                                       -------------
        PRODUCER MANUFACTURING 0.6%
        Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 ................       United States            462,010           448,492
        Bucyrus International Inc., Tranche B Dollar Term Loan,
           6.84% - 6.88%, 5/04/14 ........................................       United States            585,000           573,423
      f Dresser Inc., Term Loan B, 7.86%, 5/04/14 ........................       United States          5,540,000         5,348,150
        Key Safety Systems Inc., Term Loan B, 7.57% - 7.61%,
           3/08/14 .......................................................       United States            583,538           574,586
        Oshkosh Truck Corp., Term Loan B, 7.11%, 12/06/13 ................       United States          8,515,978         8,329,733
                                                                                                                       -------------
                                                                                                                         15,274,384
                                                                                                                       -------------
        REAL ESTATE INVESTMENT TRUSTS 0.3%
        Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 ............       United States          4,748,992         4,731,658
        Macerich Co., Term Loan B, 6.875%, 4/26/10 .......................       United States          3,363,000         3,326,444
                                                                                                                       -------------
                                                                                                                          8,058,102
                                                                                                                       -------------
        TECHNOLOGY SERVICES 0.3%
      f SunGard Data Systems Inc., New U.S. Term Loan, 7.356%,
           2/28/14 .......................................................       United States          6,223,438         6,049,493
                                                                                                                       -------------
        UTILITIES 0.7%
        Dynegy Holdings Inc.,
           Synthetic L/C, 6.82%, 4/02/13 .................................       United States          1,191,489         1,137,038
           Term Loan B, 6.82%, 4/02/13 ...................................       United States            208,511           198,982
           Term Loan L/C Facility, 6.82%, 4/02/13 ........................       United States          4,625,000         4,413,638
        Knight Inc. (Kinder Morgan), Term Loan B, 6.82%, 5/30/14 .........       United States          4,654,545         4,504,250
        NRG Energy Inc.,
           Credit Link, 7.07%, 2/01/13 ...................................       United States          1,349,895         1,307,643
           Term Loan, 7.11%, 2/01/13 .....................................       United States          3,251,587         3,149,813


32 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
      e SENIOR FLOATING RATE INTERESTS (CONTINUED)
        UTILITIES (CONTINUED)
        TPF Generation Holdings LLC,
           Synthetic L/C, 5.36%, 12/15/13 ................................       United States            322,914      $    318,690
           Synthetic Revolver, 5.36%, 12/15/11 ...........................       United States            101,227            99,903
           Term Loan, 7.36%, 12/15/13 ....................................       United States          1,706,288         1,683,970
                                                                                                                       -------------
                                                                                                                         16,813,927
                                                                                                                       -------------

        TOTAL SENIOR FLOATING RATE INTERESTS (COST $330,532,391) .........                                             $319,609,856
                                                                                                                       -------------
        CORPORATE BONDS 29.4%
        COMMERCIAL SERVICES 1.9%
      g ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 .................       United States          7,000,000         6,632,500
        Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .......       United States          1,321,000         1,411,819
        Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ............       United States          4,000,000         4,220,000
        Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .............       United States          7,000,000         6,947,500
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
           5/15/13 .......................................................       United States          2,000,000         2,050,000
        JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......       United States          4,000,000         4,140,000
        Lamar Media Corp., senior sub. note,
           7.25%, 1/01/13 ................................................       United States          5,500,000         5,307,500
           6.625%, 8/15/15 ...............................................       United States          1,500,000         1,372,500
        R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...............       United States          6,500,000         6,353,750
      g Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 .........       United States          6,500,000         6,370,000
                                                                                                                       -------------
                                                                                                                         44,805,569
                                                                                                                       -------------
        COMMUNICATIONS 3.0%
      g Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...........          Jamaica             6,000,000         5,535,000
        Dobson Cellular Systems Inc., senior secured note, 9.875%,
           11/01/12 ......................................................       United States          4,200,000         4,509,750
        Embarq Corp., senior note, 7.082%, 6/01/16 .......................       United States          7,000,000         7,004,928
        Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
           10.375% thereafter, 11/15/12 ..................................      United Kingdom          5,000,000         4,675,000
        Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
           thereafter, 2/01/15 ...........................................          Bermuda             2,000,000         1,580,000
        Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
           1/15/13 .......................................................          Bermuda             7,000,000         7,000,000
      g MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 .......       United States          3,000,000         2,955,000
        Millicom International Cellular SA, senior note, 10.00%,
           12/01/13 ......................................................        Luxembourg            6,500,000         6,906,250
        Qwest Communications International Inc., senior note, 7.50%,
           2/15/14 .......................................................       United States          7,500,000         7,237,500
        Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..............           Italy              7,000,000         6,419,840
        Verizon New York Inc., senior deb.,
           A, 6.875%, 4/01/12 ............................................       United States          5,000,000         5,221,025
           B, 7.375%, 4/01/32 ............................................       United States          1,500,000         1,547,313
      g Wind Acquisition Finance SA, senior note, 144A, 10.75%,
           12/01/15 ......................................................           Italy              6,000,000         6,210,000
        Windstream Corp., senior note, 8.625%, 8/01/16 ...................       United States          6,000,000         6,105,000
                                                                                                                       -------------
                                                                                                                         72,906,606
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 33

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                        COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        CONSUMER DURABLES 1.7%
        Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..............        United States         2,400,000      $  2,004,000
        D.R. Horton Inc., senior note, 6.50%, 4/15/16 ....................        United States         7,000,000         6,372,191
        Ford Motor Credit Co. LLC,
           5.625%, 10/01/08 ..............................................        United States         6,000,000         5,869,890
           senior note, 9.875%, 8/10/11 ..................................        United States         7,000,000         7,094,213
        General Motors Corp., senior deb., 8.25%, 7/15/23 ................        United States         7,000,000         5,740,000
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................        United States         5,300,000         4,796,500
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............        United States         3,500,000         3,447,500
        KB Home, senior note,
           6.25%, 6/15/15 ................................................        United States         3,900,000         3,256,500
           7.25%, 6/15/18 ................................................        United States         3,600,000         3,150,000
                                                                                                                       -------------
                                                                                                                         41,730,794
                                                                                                                       -------------
        CONSUMER NON-DURABLES 0.6%
        Dole Foods Co., senior note, 7.25%, 6/15/10 ......................        United States           200,000           184,500
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....        United States         7,000,000         7,260,862
        Smithfield Foods Inc., senior note, 7.75%,
           5/15/13 .......................................................        United States         3,700,000         3,663,000
           7/01/17 .......................................................        United States         3,300,000         3,201,000
        Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..........        United States         1,700,000         1,096,500
                                                                                                                       -------------
                                                                                                                         15,405,862
                                                                                                                       -------------
        CONSUMER SERVICES 4.8%
        Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ........        United States         1,000,000           937,500
        CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .............           Canada             7,000,000         6,755,000
        CCH I LLC, senior secured note, 11.00%, 10/01/15 .................        United States         4,000,000         4,020,000
        CCH II LLC, senior note, 10.25%, 9/15/10 .........................        United States         6,000,000         6,135,000
        CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..................        United States         5,500,000         4,922,500
        DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...............        United States         2,000,000         2,035,000
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ..............................................        United States         5,500,000         5,293,750
           7.125%, 2/01/16 ...............................................        United States           500,000           475,000
      g Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...................        United States         3,600,000         3,123,000
        Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 .........        United States         6,000,000         4,416,756
        Liberty Media Corp., senior note, 5.70%, 5/15/13 .................        United States         7,000,000         6,423,956
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........        United States         6,000,000         5,805,000
        MGM MIRAGE, senior note,
           6.625%, 7/15/15 ...............................................        United States         8,000,000         7,100,000
           7.50%, 6/01/16 ................................................        United States         1,000,000           935,000
      g Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ......        United States         4,200,000         3,675,000
        Pinnacle Entertainment Inc., senior sub. note,
           8.25%, 3/15/12 ................................................        United States           600,000           609,000
           8.75%, 10/01/13 ...............................................        United States         4,200,000         4,368,000
        Quebecor Media Inc., senior note, 7.75%, 3/15/16 .................           Canada             3,800,000         3,591,000
        Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................        United States         6,500,000         5,915,000
      g Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
           9/01/14 .......................................................        United States         4,500,000         4,927,500
        Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........        United States         7,000,000         6,609,085


34 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                        COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        CONSUMER SERVICES (CONTINUED)
        Station Casinos Inc.,
           senior note, 6.00%, 4/01/12 ...................................        United States         1,200,000      $  1,104,000
           senior sub. note, 6.50%, 2/01/14 ..............................        United States         1,000,000           852,500
           senior sub. note, 6.875%, 3/01/16 .............................        United States         6,800,000         5,763,000
        Time Warner Inc., 5.875%, 11/15/16 ...............................        United States         7,000,000         6,759,641
      g Univision Communications Inc., senior note, 144A, PIK, 9.75%,
           3/15/15 .......................................................        United States         8,500,000         7,777,500
        Viacom Inc., senior note, 6.875%, 4/30/36 ........................        United States         7,500,000         7,074,150
                                                                                                                       -------------
                                                                                                                        117,402,838
                                                                                                                       -------------
        ELECTRONIC TECHNOLOGY 1.8%
        DRS Technologies Inc., senior sub. note,
           6.875%, 11/01/13 ..............................................        United States         1,500,000         1,447,500
           7.625%, 2/01/18 ...............................................        United States         5,000,000         4,825,000
      g Freescale Semiconductor Inc., senior note, 144A, 8.875%,
           12/15/14 ......................................................        United States         8,000,000         7,340,000
      g Hawker Beechcraft Acquisition Co., senior note, 144A, PIK,
           8.875%, 4/01/15 ...............................................        United States         2,600,000         2,580,500
        L-3 Communications Corp., senior sub. note,
           5.875%, 1/15/15 ...............................................        United States         5,500,000         5,032,500
           6.375%, 10/15/15 ..............................................        United States         2,000,000         1,850,000
        NXP BV/NXP Funding LLC, senior secured note, 7.875%,
           10/15/14 ......................................................         Netherlands          6,500,000         6,036,875
        Sanmina-SCI Corp.,
       e,g senior note, 144A, FRN, 8.11%, 6/15/14 ........................        United States         2,000,000         1,980,000
           senior sub. note, 6.75%, 3/01/13 ..............................        United States         4,300,000         3,805,500
           senior sub. note, 8.125%, 3/01/16 .............................        United States         1,700,000         1,513,000
      g TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ...........        United States         6,500,000         6,402,500
                                                                                                                       -------------
                                                                                                                         42,813,375
                                                                                                                       -------------
        ENERGY MINERALS 1.8%
        Chesapeake Energy Corp., senior note,
           7.625%, 7/15/13 ...............................................        United States         1,500,000         1,511,250
           6.625%, 1/15/16 ...............................................        United States         3,500,000         3,316,250
           6.25%, 1/15/18 ................................................        United States         6,000,000         5,445,000
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................        United States         6,500,000         6,191,250
        Peabody Energy Corp., senior note,
           7.375%, 11/01/16 ..............................................        United States         3,500,000         3,438,750
           B, 6.875%, 3/15/13 ............................................        United States         3,500,000         3,421,250
      g Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ........         Switzerland          5,200,000         4,771,000
        Pogo Producing Co., senior sub. note,
           7.875%, 5/01/13 ...............................................        United States         1,200,000         1,221,000
           6.875%, 10/01/17 ..............................................        United States         5,300,000         5,353,000
      g Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 ..................        United States         2,000,000         1,900,000
        XTO Energy Inc., senior note, 6.25%, 8/01/17 .....................        United States         7,000,000         7,095,543
                                                                                                                       -------------
                                                                                                                         43,664,293
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 35

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                        COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        FINANCE 1.6%
      g Capmark Financial Group Inc., 144A, 6.30%, 5/10/17 ...............        United States         1,900,000      $  1,686,018
        GMAC LLC,
           7.25%, 3/02/11 ................................................        United States         4,500,000         4,267,652
           6.875%, 9/15/11 ...............................................        United States         5,000,000         4,653,545
           6.875%, 8/28/12 ...............................................        United States         4,000,000         3,683,152
        JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ...........        United States        10,000,000         9,177,230
        Lehman Brothers Holdings Inc., junior sub. note, 6.50%,
           7/19/17 .......................................................        United States        10,000,000         9,839,060
        United Rentals North America Inc., senior sub. note, 7.75%,
           11/15/13 ......................................................        United States         6,000,000         6,195,000
                                                                                                                       -------------
                                                                                                                         39,501,657
                                                                                                                       -------------
        HEALTH SERVICES 2.4%
        Coventry Health Care Inc., senior note, 5.95%, 3/15/17 ...........        United States         2,800,000         2,672,659
        DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....................        United States         7,500,000         7,143,750
      g FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ...........           Germany            4,000,000         3,870,000
        Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .........           Germany            3,000,000         3,008,250
        HCA Inc.,
           senior note, 6.50%, 2/15/16 ...................................        United States         3,000,000         2,325,000
         g senior secured note, 144A, 9.125%, 11/15/14 ...................        United States         7,900,000         7,821,000
        Quest Diagnostics Inc., 6.40%, 7/01/17 ...........................        United States         4,200,000         4,271,929
        Tenet Healthcare Corp., senior note,
           6.375%, 12/01/11 ..............................................        United States         6,000,000         5,130,000
           9.875%, 7/01/14 ...............................................        United States         2,500,000         2,237,500
      g United Surgical Partners International Inc., senior sub. note,
           144A, PIK, 9.25%, 5/01/17 .....................................        United States         3,300,000         3,085,500
      g United Health Group Inc., 144A, 6.50%, 6/15/37 ...................        United States         4,100,000         4,123,985
    e,g U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
           3/15/12 .......................................................        United States         6,500,000         6,045,000
        Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
           10/01/14 ......................................................        United States         6,500,000         6,077,500
                                                                                                                       -------------
                                                                                                                         57,812,073
                                                                                                                       -------------
        HEALTH TECHNOLOGY 0.3%
      g Amgen Inc., senior note, 144A, 5.85%, 6/01/17 ....................        United States         6,500,000         6,406,445
                                                                                                                       -------------
        INDUSTRIAL SERVICES 1.6%
        Allied Waste North America Inc., senior secured note, 6.875%,
           6/01/17 .......................................................        United States         6,000,000         5,610,000
      g Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17 ............        United States         2,100,000         2,089,500
        Compagnie Generale de Geophysique-Veritas, senior note,
           7.50%, 5/15/15 ................................................           France             2,900,000         2,842,000
           7.75%, 5/15/17 ................................................           France             1,800,000         1,764,000
        Copano Energy LLC, senior note, 8.125%, 3/01/16 ..................        United States         7,000,000         7,035,000
        El Paso Corp., senior note, 6.875%, 6/15/14 ......................        United States         7,000,000         6,858,453
        Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .......        United States         6,500,000         6,077,500
        The Williams Cos. Inc.,
           8.75%, 3/15/32 ................................................        United States         1,300,000         1,443,000
           senior note, 7.625%, 7/15/19 ..................................        United States         1,600,000         1,632,000
           senior note, 7.875%, 9/01/21 ..................................        United States         3,400,000         3,553,000
                                                                                                                       -------------
                                                                                                                         38,904,453
                                                                                                                       -------------


36 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                        COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        NON-ENERGY MINERALS 0.5%
        Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
           4/01/17 .......................................................        United States         5,400,000      $  5,683,500
        Novelis Inc., senior note, 7.25%, 2/15/15 ........................           Canada             7,000,000         7,052,500
                                                                                                                       -------------
                                                                                                                         12,736,000
                                                                                                                       -------------
        PROCESS INDUSTRIES 2.6%
        Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 .....        United States         5,000,000         5,025,000
        Crown Americas Inc., senior note, 7.75%, 11/15/15 ................        United States         7,000,000         6,930,000
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...        United States         6,000,000         6,450,000
      g Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ...................        United Kingdom        6,400,000         5,888,000
        JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ................           Ireland            6,500,000         6,240,000
        Lyondell Chemical Co., senior note,
           8.00%, 9/15/14 ................................................        United States         7,500,000         8,062,500
           6.875%, 6/15/17 ...............................................        United States           800,000           844,000
      g MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 . .........        United States         6,000,000         5,490,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................        United States         7,000,000         6,930,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%,
           12/01/14 ......................................................        United States         7,000,000         6,475,000
      g Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
           8/01/14 .......................................................        United States         4,800,000         4,836,000
                                                                                                                       -------------
                                                                                                                         63,170,500
                                                                                                                       -------------
        PRODUCER MANUFACTURING 1.4%
        Case New Holland Inc., senior note,
           9.25%, 8/01/11 ................................................        United States         6,000,000         6,306,000
           7.125%, 3/01/14 ...............................................        United States           500,000           491,250
        Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .......        United States         5,300,000         4,902,500
        Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...............        United States         2,700,000         2,673,000
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................        United States         7,000,000         6,055,000
        RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........        United States         6,500,000         6,305,000
      g TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........        United States         7,000,000         6,510,000
                                                                                                                       -------------
                                                                                                                         33,242,750
                                                                                                                       -------------
        REAL ESTATE DEVELOPMENT 0.2%
        Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......        United States         5,000,000         4,825,000
                                                                                                                       -------------
        REAL ESTATE INVESTMENT TRUSTS 0.3%
        Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 ..........        United States         1,000,000           970,000
        Host Marriott LP, senior note,
           K, 7.125%, 11/01/13 ...........................................        United States         5,500,000         5,376,250
           M, 7.00%, 8/15/12 .............................................        United States         2,000,000         1,970,000
                                                                                                                       -------------
                                                                                                                          8,316,250
                                                                                                                       -------------
        RETAIL TRADE 0.6%
      g Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ........        United States         6,500,000         5,785,000
      g Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ........        United States         8,000,000         7,800,000
                                                                                                                       -------------
                                                                                                                         13,585,000
                                                                                                                       -------------
        TECHNOLOGY SERVICES 0.5%
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ..................................        United States         5,000,000         5,050,000
           senior sub. note, 10.25%, 8/15/15 .............................        United States         6,000,000         6,030,000
                                                                                                                       -------------
                                                                                                                         11,080,000
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 37

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                        COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        UTILITIES 1.8%
        Aquila Inc., senior note, 9.95%, 2/01/11 .........................        United States         6,500,000      $  6,906,035
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...............        United States         7,000,000         6,545,000
      g Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 .........        United States         7,000,000         6,352,500
      g Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ...........         Netherlands          6,500,000         6,435,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ..........        United States         4,700,000         4,700,000
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 ................................................        United States           500,000           483,750
           7.375%, 2/01/16 ...............................................        United States         6,000,000         5,805,000
           7.375%, 1/15/17 ...............................................        United States         2,500,000         2,418,750
        TXU Corp., senior note, P, 5.55%, 11/15/14 .......................        United States         5,500,000         4,464,323
                                                                                                                       -------------
                                                                                                                         44,110,358
                                                                                                                       -------------
        TOTAL CORPORATE BONDS (COST $739,874,957) ........................                                              712,419,823
                                                                                                                       -------------
        CONVERTIBLE BONDS 1.6%
        CONSUMER SERVICES 0.3%
        Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 ................        United States         6,000,000         7,012,500
                                                                                                                       -------------
        ELECTRONIC TECHNOLOGY 0.3%
        Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ....................        United States         8,000,000         7,785,760
                                                                                                                       -------------
        FINANCE 0.5%
        CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 .......        United States         7,000,000         7,010,066
        Merrill Lynch & Co. Inc., cvt., senior note, zero cpn., 3/13/32 ..        United States         4,000,000         4,672,640
                                                                                                                       -------------
                                                                                                                         11,682,706
                                                                                                                       -------------
        HEALTH TECHNOLOGY 0.2%
        Amgen Inc., cvt., senior note, 0.375%, 2/01/13 ...................        United States         6,500,000         5,744,342
                                                                                                                       -------------
        RETAIL TRADE 0.3%
        Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ...............        United States         7,000,000         7,494,130
                                                                                                                       -------------
        TOTAL CONVERTIBLE BONDS (COST $40,185,350) .......................                                               39,719,438
                                                                                                                       -------------
        ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
           SECURITIES 2.7%
        FINANCE 2.3%
      e Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
           A5, FRN, 5.617%, 10/15/48 .....................................        United States        22,000,000        21,533,934
        Countrywide Asset-Backed Certificates,
           2004-7, AF4, 4.774%, 8/25/32 ..................................        United States           441,266           437,870
           2005-11, AF4, 5.21%, 3/25/34 ..................................        United States         2,800,000         2,706,912
        GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
           1/10/38 .......................................................        United States         1,827,831         1,760,017
      e Greenwich Capital Commercial Funding Corp., 2006-GG7, A4,
           FRN, 5.913%, 7/10/38 ..........................................        United States        12,000,000        12,067,400
        JPMorgan Chase Commercial Mortgage Securities Corp.,
         e 2004-CB9, A4, FRN, 5.377%, 6/12/41 ............................        United States         8,871,306         8,767,116
           2004-LN2, A2, 5.115%, 7/15/41 .................................        United States           807,292           776,757
      g Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 .........        United States            48,314            48,092
      e Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%, 6/15/38 .....        United States         7,000,000         6,897,423
        Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
           4/25/32 .......................................................        United States           456,869           451,233
                                                                                                                       -------------
                                                                                                                         55,446,754
                                                                                                                       -------------


38 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
        REAL ESTATE DEVELOPMENT 0.4%
      e GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
           4/10/38 .......................................................       United States         10,000,000      $  9,785,234
                                                                                                                       -------------
        TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
           MORTGAGE-BACKED SECURITIES (COST $68,463,411) .................                                               65,231,988
                                                                                                                       -------------
        MORTGAGE-BACKED SECURITIES 13.8%
      e FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0% a
        FHLMC, 4.689%, 1/01/33 ...........................................       United States            603,919           606,143
                                                                                                                       -------------
        FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.0%
        FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ....................       United States          6,912,447         6,611,556
        FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22 ....................       United States         15,324,954        14,880,777
        FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 .....................       United States          1,329,533         1,318,976
        FHLMC Gold 15 Year, 6.50%, 4/01/11 ...............................       United States                825               842
        FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 .....................       United States              1,298             1,329
        FHLMC Gold 30 Year, 5.00%, 3/01/34 - 6/01/37 .....................       United States         21,368,109        20,089,426
        FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/37 .....................       United States         40,238,400        38,912,589
        FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37 .....................       United States         36,063,629        35,814,769
        FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36 ....................       United States          3,705,152         3,752,703
        FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 .....................       United States            275,649           285,384
        FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 .....................       United States             51,478            53,762
        FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 ....................       United States              1,190             1,255
        FHLMC Gold 30 Year, 9.00%, 12/01/24 ..............................       United States                546               591
                                                                                                                       -------------
                                                                                                                        121,723,959
                                                                                                                       -------------
      e FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.1%
        FNMA, 4.533%, 4/01/20 ............................................       United States            477,966           470,424
        FNMA, 4.604%, 12/01/34 ...........................................       United States          2,022,718         2,002,777
                                                                                                                       -------------
                                                                                                                          2,473,201
                                                                                                                       -------------
        FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 8.1%
        FNMA 15 Year, 4.50%, 3/01/20 .....................................       United States          1,631,101         1,556,030
        FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ...........................       United States          2,038,518         1,987,762
        FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ...........................       United States          7,741,122         7,651,026
        FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 ..........................       United States            299,866           302,412
        FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ...........................       United States             30,308            30,996
        FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 .........................       United States             18,421            19,054
        FNMA 30 Year, 5.00%, 4/01/34 - 6/01/37 ...........................       United States         36,201,014        33,980,293
        FNMA 30 Year, 5.50%, 9/01/33 - 7/01/37 ...........................       United States         71,631,094        69,307,991
        FNMA 30 Year, 6.00%, 6/01/34 - 7/01/37 ...........................       United States         68,485,063        67,949,033
        FNMA 30 Year, 6.50%, 1/01/24 - 7/01/37 ...........................       United States         13,817,079        13,976,357
        FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 .........................       United States             46,430            48,603
        FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ...........................       United States             23,202            24,525
        FNMA 30 Year, 8.50%, 7/01/25 .....................................       United States                758               813
                                                                                                                       -------------
                                                                                                                        196,834,895
                                                                                                                       -------------
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.6%
        GNMA I SF 15 Year, 7.00%, 7/15/08 ................................       United States             23,675            23,829
        GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 ......................       United States          1,626,914         1,553,383
        GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 ......................       United States          4,936,234         4,818,952
        GNMA I SF 30 Year, 6.00%, 8/15/36 ................................       United States            956,041           955,220


                                        Quarterly Statements of Investments | 39

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        MORTGAGE-BACKED SECURITIES (CONTINUED)
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
        GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 ......................       United States            457,576      $    468,081
        GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 .....................       United States             56,592            59,180
        GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 ......................       United States             24,255            25,432
        GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 ......................       United States             20,809            22,078
        GNMA I SF 30 Year, 8.50%, 8/15/24 ................................       United States                142               153
        GNMA I SF 30 Year, 9.00%, 1/15/25 ................................       United States                891               964
        GNMA I SF 30 Year, 9.50%, 6/15/25 ................................       United States                735               808
        GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ....................       United States          2,209,124         2,097,306
        GNMA II SF 30 Year, 5.50%, 6/20/34 ...............................       United States          1,194,005         1,163,125
        GNMA II SF 30 Year, 6.00%, 11/20/34 ..............................       United States          1,094,585         1,094,296
        GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ....................       United States            478,547           489,370
        GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 .....................       United States            259,265           269,577
                                                                                                                       -------------
                                                                                                                         13,041,754
                                                                                                                       -------------
        TOTAL MORTGAGE-BACKED SECURITIES (COST $340,617,721) .............                                              334,679,952
                                                                                                                       -------------
        U.S. GOVERNMENT AND AGENCY SECURITIES 9.1%
        FHLMC,
           4.375%, 7/17/15 ...............................................       United States          4,300,000         4,051,576
           4.875%, 11/15/13 ..............................................       United States            500,000           491,687
           5.125%, 10/18/16 ..............................................       United States         10,000,000         9,848,780
           6.00%, 6/15/11 ................................................       United States          4,900,000         5,055,918
           6.625%, 9/15/09 ...............................................       United States         11,700,000        12,095,881
        FNMA,
           1.75%, 3/26/08 ................................................       United States        700,000,000 JPY     5,940,098
           2.125%, 10/09/07 ..............................................       United States      1,660,000,000 JPY    14,035,899
           3.00%, 8/15/07 ................................................       United States          2,500,000         2,497,722
           3.25%, 1/15/08 ................................................       United States          2,100,000         2,081,008
           4.25%, 5/15/09 ................................................       United States            400,000           395,635
           4.375%, 3/15/13 ...............................................       United States          2,600,000         2,506,273
           4.375%, 10/15/15 ..............................................       United States          1,900,000         1,792,202
           5.00%, 4/15/15 ................................................       United States            600,000           590,925
           5.00%, 3/15/16 ................................................       United States          5,000,000         4,890,205
           5.00%, 2/13/17 ................................................       United States          5,000,000         4,877,360
           5.25%, 1/15/09 ................................................       United States          7,100,000         7,132,774
           5.375%, 11/15/11 ..............................................       United States          1,700,000         1,721,335
           5.50%, 3/15/11 ................................................       United States            300,000           304,577
           6.625%, 11/15/10 ..............................................       United States          1,850,000         1,940,476
           7.125%, 1/15/30 ...............................................       United States          1,300,000         1,561,907
        U.S. Treasury Bond,
           6.25%, 8/15/23 ................................................       United States          6,800,000         7,713,220
           6.88%, 8/15/25 ................................................       United States          9,450,000        11,517,934
           7.125%, 2/15/23 ...............................................       United States         10,200,000        12,500,579
        U.S. Treasury Note,
           3.00%, 11/15/07 ...............................................       United States          5,500,000         5,470,784
           3.00%, 2/15/08 ................................................       United States          3,500,000         3,464,727
           3.375%, 10/15/09 ..............................................       United States            500,000           487,891
           3.50%, 12/15/09 ...............................................       United States          4,500,000         4,395,942
           4.00%, 9/30/07 ................................................       United States          6,100,000         6,090,948
           4.00%, 4/15/10 ................................................       United States          1,100,000         1,085,305
           4.00%, 11/15/12 ...............................................       United States          1,850,000         1,800,427


40 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                  COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
        U.S. Treasury Note, (continued)
           4.125%, 8/15/10 ...........................................      United States          2,900,000         $    2,865,565
           4.25%, 8/15/13 ............................................      United States          1,000,000                980,079
           4.25%, 11/15/14 ...........................................      United States            700,000                679,985
           4.375%, 8/15/12 ...........................................      United States          2,600,000              2,576,844
           4.50%, 9/30/11 ............................................      United States          2,500,000              2,491,993
           4.50%, 3/31/12 ............................................      United States         14,000,000             13,936,566
           4.625%, 12/31/11 ..........................................      United States          8,000,000              8,011,256
           4.625%, 11/15/16 ..........................................      United States         25,000,000             24,703,150
           5.00%, 8/15/11 ............................................      United States          2,100,000              2,135,110
           5.625%, 5/15/08 ...........................................      United States          3,000,000              3,017,580
         h Index Linked, 1.625%, 1/15/15 .............................      United States          3,266,520              3,077,676
         h Index Linked, 2.00%, 1/15/14 ..............................      United States         14,627,600             14,216,213
         h Index Linked, 2.50%, 7/15/16 ..............................      United States          4,118,000              4,136,663
                                                                                                                     ---------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $223,823,453) .......................................                                                  221,168,675
                                                                                                                     ---------------
        FOREIGN GOVERNMENT AND AGENCY SECURITIES 19.4%
      e European Investment Bank, senior note, FRN, 0.525%, 9/21/11 ..     Supranational i     2,170,000,000   JPY       18,302,843
    e,j Government of Argentina, FRN, 5.475%, 8/03/12 ................        Argentina           50,378,000             35,676,188
        Government of Canada,
           5.25%, 6/01/12 ............................................         Canada                250,000   CAD          241,144
           6.00%, 6/01/11 ............................................         Canada                593,000   CAD          583,360
        Government of Indonesia,
           10.00%, 7/15/17 ...........................................        Indonesia       10,200,000,000   IDR        1,174,797
           10.25%, 7/15/27 ...........................................        Indonesia       86,000,000,000   IDR        9,584,296
           11.00%, 10/15/14 ..........................................        Indonesia        4,500,000,000   IDR          541,220
           11.75%, 8/15/23 ...........................................        Indonesia       29,150,000,000   IDR        3,624,526
           12.80%, 6/15/21 ...........................................        Indonesia       40,130,000,000   IDR        5,317,309
           13.15%, 3/15/10 ...........................................        Indonesia        7,125,000,000   IDR          865,891
           13.15%, 1/15/12 ...........................................        Indonesia       17,300,000,000   IDR        2,175,520
           14.25%, 6/15/13 ...........................................        Indonesia       63,035,000,000   IDR        8,517,415
           14.275%, 12/15/13 .........................................        Indonesia       28,415,000,000   IDR        3,874,914
      k Government of Iraq, Reg S, 5.80%, 1/15/28 ....................          Iraq              23,740,000             13,887,900
        Government of Malaysia,
           3.135%, 12/17/07 ..........................................         Malaysia            1,925,000   MYR          556,551
           4.305%, 2/27/09 ...........................................         Malaysia           53,510,000   MYR       15,690,961
           6.45%, 7/01/08 ............................................         Malaysia           16,188,000   MYR        4,811,416
           7.00%, 3/15/09 ............................................         Malaysia            4,760,000   MYR        1,453,698
           8.60%, 12/01/07 ...........................................         Malaysia           34,810,000   MYR       10,245,859
        Government of Mexico,
           8.00%, 12/17/15 ...........................................          Mexico               725,000 l MXN        6,720,213
           10.00%, 12/05/24 ..........................................          Mexico             2,530,000 l MXN       28,126,726
        Government of New Zealand, 6.50%, 4/15/13 ....................       New Zealand           7,590,000   NZD        5,630,822
        Government of Peru,
           7.84%, 8/12/20 ............................................          Peru               4,340,000   PEN        1,540,339
           7, 8.60%, 8/12/17 .........................................          Peru              28,805,000   PEN       10,657,012
        Government of Poland,
           5.75%, 9/23/22 ............................................         Poland             38,800,000   PLN       14,173,708
           6.00%, 5/24/09 ............................................         Poland             64,850,000   PLN       23,737,876
           6.25%, 10/24/15 ...........................................         Poland             17,100,000   PLN        6,432,888


                                        Quarterly Statements of Investments | 41

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                  COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT d          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
        Government of Singapore,
           1.50%, 4/01/08 ...........................................         Singapore            1,500,000   SGD   $      983,692
           2.625%, 10/01/07 .........................................         Singapore            7,930,000   SGD        5,233,198
           5.625%, 7/01/08 ..........................................         Singapore           12,660,000   SGD        8,592,037
        Government of Slovakia,
           4.80%, 4/14/09 ...........................................      Slovak Republic        63,500,000   SKK        2,623,957
           4.90%, 2/11/14 ...........................................      Slovak Republic        12,900,000   SKK          537,920
           5.30%, 5/12/19 ...........................................      Slovak Republic        91,900,000   SKK        3,970,671
           7.50%, 3/13/12 ...........................................      Slovak Republic        96,000,000   SKK        4,415,294
        Government of Sweden,
           5.00%, 1/28/09 ...........................................          Sweden             76,500,000   SEK       11,480,960
           5.50%, 10/08/12 ..........................................          Sweden             24,960,000   SEK        3,896,701
           6.50%, 5/05/08 ...........................................          Sweden            236,350,000   SEK       35,719,944
           8.00%, 8/15/07 ...........................................          Sweden            128,000,000   SEK       19,022,014
        KfW Bankengruppe,
      e FRN, 0.456%, 8/08/11 ........................................         Germany         4,165,000,000    JPY       35,143,173
        senior note, 8.25%, 9/20/07 .................................         Germany           420,000,000    ISK        6,804,735
        Korea Treasury Note,
           3.75%, 9/10/07 ...........................................        South Korea      11,590,000,000   KRW       12,591,779
           4.25%, 9/10/08 ...........................................        South Korea      22,550,000,000   KRW       24,270,477
           4.50%, 9/09/08 ...........................................        South Korea       2,675,000,000   KRW        2,886,538
           4.75%, 3/12/08 ...........................................        South Korea      15,130,000,000   KRW       16,418,938
        New South Wales Treasury Corp., 8.00%, 3/01/08 ..............         Australia            5,510,000   AUD        4,735,288
        Nota Do Tesouro Nacional,
        9.762%, 1/01/14 .............................................          Brazil                  5,200 m BRL        2,628,100
        9.762%, 1/01/17 .............................................          Brazil                 53,800 m BRL       26,995,076
      n Index Linked, 6.00%, 5/15/15 ................................          Brazil                  4,000 m BRL        3,342,915
      n Index Linked, 6.00%, 5/15/45 ................................          Brazil                  3,570 m BRL        3,039,191
      o Sweden Treasury Bill, 12/19/07 ..............................          Sweden             11,555,000   SEK        1,691,265
                                                                                                                     ---------------
        TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
           (COST $442,412,042) ......................................                                                   471,169,255
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $2,224,960,263) ...........                                                 2,205,412,328
                                                                                                                     ---------------
        SHORT TERM INVESTMENTS 8.9%
        FOREIGN GOVERNMENT SECURITIES 6.6%
      o Egypt Certificate of Deposit, 9/12/07 .......................           Egypt             23,000,000   EGP        4,037,866
      o Egypt Treasury Bills, 8/28/07 - 7/01/08 .....................           Egypt            114,350,000   EGP       19,348,926
        Government of Canada, 4.50%, 9/01/07 ........................          Canada             48,460,000   CAD       45,396,454
        Government of Malaysia,
        3.17%, 5/15/08 ..............................................         Malaysia            20,560,000   MYR        5,938,659
        3.546%, 1/11/08 .............................................         Malaysia            13,020,000   MYR        3,772,766
        3.562%, 7/15/08 .............................................         Malaysia            13,400,000   MYR        3,884,235
        3.569%, 2/14/08 .............................................         Malaysia             8,340,000   MYR        2,414,290
        7.60%, 3/15/08 ..............................................         Malaysia             3,245,000   MYR          963,778
      o Malaysia Treasury Bills, 11/01/07 - 3/13/08 .................         Malaysia           100,385,000   MYR       28,584,156
      o Norway Treasury Bills, 9/19/07 - 3/19/08 ....................          Norway            214,650,000   NOK       36,280,296
        Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ..............        Australia            10,250,000   AUD        8,750,828
                                                                                                                     ---------------
        TOTAL FOREIGN GOVERNMENT SECURITIES (COST $152,347,493) .....                                                   159,372,254
                                                                                                                     ---------------


42 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN STRATEGIC INCOME FUND                                  COUNTRY/ORGANIZATION        SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $2,377,307,756) .......................................                                              $2,364,784,582
                                                                                                                     ---------------
        MONEY MARKET FUND (COST $56,391,112) 2.3%
      p Franklin Institutional Fiduciary Trust Money Market Portfolio,
           5.00% ......................................................     United States         56,391,112             56,391,112
                                                                                                                     ---------------

        TOTAL INVESTMENTS (COST $2,433,698,868) 99.8% .................                                               2,421,175,694
        NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS
           0.1% .......................................................                                                   2,683,319
        OTHER ASSETS, LESS LIABILITIES 0.1% ...........................                                                   1,824,444
                                                                                                                     ---------------
        NET ASSETS 100.0% .............................................                                              $2,425,683,457
                                                                                                                     ===============

See Selected Currency and Portfolio Abbreviations on page 51.

a Rounds to less than 0.1% of net assets.

b See Note 5 regarding restricted securities.

c Non-income producing for the twelve months ended July 31, 2007.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The coupon rate shown represents the rate at period end.

f Security purchased on a when-issued or delayed delivery basis.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the aggregate value of these securities was $156,451,540, representing 6.45% of net assets.

h Principal amount of security is adjusted for inflation.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2007, the value of this security was $13,887,900, representing 0.57% of net assets.

l Principal amount is stated in 100 Mexican Peso units.

m Principal amount is stated in 1,000 Brazilian Real units.

n Redemption price at maturity is adjusted for inflation.

o The security is traded on a discount basis with no stated coupon rate.

p The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

q Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2007, the aggregate value of these securities was $568, representing less than 0.01% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 43

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TECHNOLOGY FUND                                                          COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 91.1%
        AEROSPACE & DEFENSE 1.0%
      a Force Protection Inc. ......................................................   United States        33,800   $      530,660
                                                                                                                     ---------------
        BIOTECHNOLOGY 3.0%
      a Genentech Inc. .............................................................   United States        11,300          840,494
      a Gilead Sciences Inc. .......................................................   United States        18,500          688,755
                                                                                                                     ---------------
                                                                                                                          1,529,249
                                                                                                                     ---------------
        COMPUTER COMMUNICATIONS 8.1%
      a Brocade Communications Systems Inc. ........................................   United States       108,900          766,656
      a Cisco Systems Inc. .........................................................   United States        38,500        1,113,035
      a F5 Networks Inc. ...........................................................   United States         9,300          806,217
      a Ixia .......................................................................   United States       106,100          993,096
      a Juniper Networks Inc. ......................................................   United States        16,800          503,328
                                                                                                                     ---------------
                                                                                                                          4,182,332
                                                                                                                     ---------------
        COMPUTER PERIPHERALS 1.7%
      a Network Appliance Inc. .....................................................   United States        30,500          864,370
                                                                                                                     ---------------
        COMPUTER PROCESSING HARDWARE 4.0%
      a Apple Inc. .................................................................   United States         9,500        1,251,720
        Hewlett-Packard Co. ........................................................   United States        17,600          810,128
                                                                                                                     ---------------
                                                                                                                          2,061,848
                                                                                                                     ---------------
        DATA PROCESSING SERVICES 5.5%
        Global Payments Inc. .......................................................   United States        19,800          740,520
      a NeuStar Inc., A ............................................................   United States        31,700          914,228
        Paychex Inc. ...............................................................   United States        27,900        1,154,502
                                                                                                                     ---------------
                                                                                                                          2,809,250
                                                                                                                     ---------------
        ELECTRICAL PRODUCTS 1.1%
      a SunPower Corp., A ..........................................................   United States         8,000          564,240
                                                                                                                     ---------------
        ELECTRONIC EQUIPMENT/INSTRUMENTS 2.9%
      a Agilent Technologies Inc. ..................................................   United States        33,800        1,289,470
      a Authentec Inc. .............................................................   United States        18,169          219,481
                                                                                                                     ---------------
                                                                                                                          1,508,951
                                                                                                                     ---------------
        ELECTRONIC PRODUCTION EQUIPMENT 1.4%
      a FormFactor Inc. ............................................................   United States        18,300          702,537
                                                                                                                     ---------------
        INFORMATION TECHNOLOGY SERVICES 2.1%
      a Cognizant Technology Solutions Corp., A ....................................   United States        13,600        1,101,328
                                                                                                                     ---------------
        INTERNET RETAIL 1.2%
      a Amazon.com Inc. ............................................................   United States         7,700          604,758
                                                                                                                     ---------------
        INTERNET SOFTWARE/SERVICES 11.4%
      a Akamai Technologies Inc. ...................................................   United States        19,300          655,428
      a Equinix Inc. ...............................................................   United States         8,800          764,808
      a Google Inc., A .............................................................   United States         3,000        1,530,000
      a Internap Network Services Corp. ............................................   United States        52,200          769,428
      a Limelight Networks Inc. ....................................................   United States        26,500          438,575
      a Omniture Inc. ..............................................................   United States        16,500          377,025
      a VeriSign Inc. ..............................................................   United States        33,400          991,646
      a Yahoo! Inc. ................................................................   United States        14,780          343,635
                                                                                                                     ---------------
                                                                                                                          5,870,545
                                                                                                                     ---------------


44 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TECHNOLOGY FUND                                                          COUNTRY          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        INVESTMENT BANKS/BROKERS 0.9%
      a E*TRADE Financial Corp. ....................................................   United States        23,400   $      433,368
                                                                                                                     ---------------
        MAJOR TELECOMMUNICATIONS 1.5%
      a Bharti Airtel Ltd. .........................................................       India            35,000          780,832
                                                                                                                     ---------------
        MEDICAL SPECIALTIES 1.5%
      a Thermo Fisher Scientific Inc. ..............................................   United States        15,200          793,592
                                                                                                                     ---------------
        OTHER CONSUMER SERVICES 1.0%
      a eBay Inc. ..................................................................   United States        16,300          528,120
                                                                                                                     ---------------
        OTHER PHARMACEUTICALS 0.5%
      a Helicos Biosciences Corp. ..................................................   United States        28,700          243,950
                                                                                                                     ---------------
        PACKAGED SOFTWARE 7.8%
      a Adobe Systems Inc. .........................................................   United States        19,700          793,713
      a Autodesk Inc. ..............................................................   United States        19,000          805,030
      a Bottomline Technologies Inc. ...............................................   United States        20,200          235,532
        Microsoft Corp. ............................................................   United States        27,400          794,326
      a Oracle Corp. ...............................................................   United States        42,700          816,424
      a Salesforce.com Inc. ........................................................   United States        15,300          594,558
                                                                                                                     ---------------
                                                                                                                          4,039,583
                                                                                                                     ---------------
        RECREATIONAL PRODUCTS 2.7%
      a Activision Inc. ............................................................   United States        39,166          670,130
        Nintendo Co. Ltd. ..........................................................       Japan             1,500          736,181
                                                                                                                     ---------------
                                                                                                                          1,406,311
                                                                                                                     ---------------
        SEMICONDUCTORS 17.7%
      a Hittite Microwave Corp. ....................................................   United States         9,000          361,980
      a Marvell Technology Group Ltd. ..............................................      Bermuda           33,900          610,200
        Microchip Technology Inc. ..................................................   United States        38,500        1,397,935
      a Micron Technology Inc. .....................................................   United States        48,600          576,882
      a Microsemi Corp. ............................................................   United States        89,500        2,086,245
      a Microtune Inc. .............................................................   United States        73,400          400,030
      a Netlogic Microsystems Inc. .................................................   United States        29,400          896,112
      a NVIDIA Corp. ...............................................................   United States        13,200          604,032
      a Power Integrations Inc. ....................................................   United States        25,500          675,750
      a Silicon Laboratories Inc. ..................................................   United States        22,200          773,226
        Texas Instruments Inc. .....................................................   United States        21,100          742,509
                                                                                                                     ---------------
                                                                                                                          9,124,901
                                                                                                                     ---------------
        SPECIALTY TELECOMMUNICATIONS 3.0%
      a American Tower Corp., A ....................................................   United States        37,600        1,566,416
                                                                                                                     ---------------
        TELECOMMUNICATIONS EQUIPMENT 9.0%
      a Comverse Technology Inc. ...................................................   United States        32,600          628,202
      a Corning Inc. ...............................................................   United States        40,200          958,368
        Harris Corp. ...............................................................   United States        19,000        1,042,720
        QUALCOMM Inc. ..............................................................   United States        27,700        1,153,705
      a Research In Motion Ltd. ....................................................      Canada             3,900          834,600
                                                                                                                     ---------------
                                                                                                                          4,617,595
                                                                                                                     ---------------
        WIRELESS COMMUNICATIONS 2.1%
      a NII Holdings Inc. ..........................................................   United States        13,000        1,092,260
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 45

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TECHNOLOGY FUND                                                          COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        TOTAL COMMON STOCKS (COST $36,784,527) .....................................                                 $   46,956,996
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $4,508,864) 8.7%
        MONEY MARKET FUND 8.7%
      b Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .......   United States     4,508,864        4,508,864
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $41,293,391) 99.8% .................................                                     51,465,860
        OTHER ASSETS, LESS LIABILITIES 0.2% ........................................                                        103,028
                                                                                                                     ---------------
        NET ASSETS 100.0% ..........................................................                                 $   51,568,888
                                                                                                                     ===============

a Non-income producing for the twelve months ended July 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


46 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY            SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 73.5%
        CONSUMER DURABLES 4.5%
    a,b Activision Inc. ...........................................................    United States          21,369  $     365,624
      b Harman International Industries Inc. ......................................    United States           4,107        476,412
    a,b Scientific Games Corp., A .................................................    United States          11,836        406,093
                                                                                                                      --------------
                                                                                                                          1,248,129
                                                                                                                      --------------
        CONSUMER NON-DURABLES 9.8%
    a,b Crocs Inc. ................................................................    United States          17,628      1,045,693
      b PepsiCo Inc. ..............................................................    United States           5,440        356,973
      b Phillips-Van Heusen Corp. .................................................    United States          12,349        642,889
        Steven Madden Ltd. ........................................................    United States           6,168        173,938
        VF Corp. ..................................................................    United States           5,708        489,689
                                                                                                                      --------------
                                                                                                                          2,709,182
                                                                                                                      --------------
        CONSUMER SERVICES 4.0%
      b Carnival Corp. ............................................................    United States          11,436        506,729
      b Hilton Hotels Corp. .......................................................    United States          13,595        601,035
                                                                                                                      --------------
                                                                                                                          1,107,764
                                                                                                                      --------------
        ELECTRONIC TECHNOLOGY 17.0%
    a,b Arris Group Inc. ..........................................................    United States          24,696        365,995
        Embraer-Empresa Brasileira de Aeronautica SA, ADR .........................        Brazil             11,982        517,982
    a,b FormFactor Inc. ...........................................................    United States          15,800        606,562
      b Harris Corp. ..............................................................    United States          15,878        871,384
      a Microsemi Corp. ...........................................................    United States          17,162        400,046
      b Nokia Corp., ADR ..........................................................       Finland             29,920        856,909
    a,b SunPower Corp., A .........................................................    United States           7,873        555,283
    a,b ViaSat Inc. ...............................................................    United States          18,917        541,594
                                                                                                                      --------------
                                                                                                                          4,715,755
                                                                                                                      --------------
        ENERGY MINERALS 3.4%
      b Chesapeake Energy Corp. ...................................................    United States          16,935        576,468
        Peabody Energy Corp. ......................................................    United States           8,574        362,337
                                                                                                                      --------------
                                                                                                                            938,805
                                                                                                                      --------------
        FINANCE 2.4%
      b CapitalSource Inc. ........................................................    United States          13,899        264,081
    a,b Eurobancshares Inc. .......................................................    United States          18,568        156,157
      b IBERIABANK Corp. ..........................................................    United States           4,243        178,800
      b R&G Financial Corp., B ....................................................    United States          21,255         53,137
                                                                                                                      --------------
                                                                                                                            652,175
                                                                                                                      --------------
        HEALTH TECHNOLOGY 3.0%
      a The Medicines Co. .........................................................    United States           3,043         48,414
      a Penwest Pharmaceuticals Co. ...............................................    United States           2,536         32,562
        Roche Holding AG ..........................................................     Switzerland            1,255        222,324
      b Schering-Plough Corp. .....................................................    United States          18,393        524,936
                                                                                                                      --------------
                                                                                                                            828,236
                                                                                                                      --------------
        INDUSTRIAL SERVICES 1.9%
      a Helix Energy Solutions Group Inc. .........................................    United States          13,159        512,543
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 47

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY           SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        PROCESS INDUSTRIES 3.9%
      b Ashland Inc. ..............................................................    United States           5,669  $     346,149
      b Bunge Ltd. ................................................................    United States           7,939        719,353
                                                                                                                      --------------
                                                                                                                          1,065,502
                                                                                                                      --------------
        PRODUCER MANUFACTURING 2.0%
      b 3M Co. ....................................................................    United States           4,671        415,345
      b Federal Signal Corp. ......................................................    United States          10,678        143,619
                                                                                                                      --------------
                                                                                                                            558,964
                                                                                                                      --------------
        RETAIL TRADE 12.1%
      b Advance Auto Parts Inc. ...................................................    United States           8,840        307,367
      b Best Buy Co. Inc. .........................................................    United States           9,419        419,993
    a,b Kohl's Corp. ..............................................................    United States           9,611        584,349
        The Men's Wearhouse Inc. ..................................................    United States          15,927        786,794
      b Target Corp. ..............................................................    United States          11,015        667,178
    a,b Zumiez Inc. ...............................................................    United States          15,902        588,215
                                                                                                                      --------------
                                                                                                                          3,353,896
                                                                                                                      --------------
        TECHNOLOGY SERVICES 2.7%
        Paychex Inc. ..............................................................    United States           8,450        349,661
    a,b Quest Software Inc. .......................................................    United States          26,346        389,921
                                                                                                                      --------------
                                                                                                                            739,582
                                                                                                                      --------------
        TRANSPORTATION 4.3%
      b FedEx Corp. ...............................................................    United States           3,649        404,090
      b J.B. Hunt Transport Services Inc. .........................................    United States          28,031        782,906
                                                                                                                      --------------
                                                                                                                          1,186,996
                                                                                                                      --------------
        UTILITIES 2.5%
      b FirstEnergy Corp. .........................................................    United States           4,868        295,731
        Public Service Enterprise Group Inc. ......................................    United States           4,709        405,680
                                                                                                                      --------------
                                                                                                                            701,411
                                                                                                                      --------------
        TOTAL COMMON STOCKS (COST $15,058,535) ....................................                                      20,318,940
                                                                                                                      --------------
        SHORT TERM INVESTMENTS 74.7%
        MONEY MARKET FUND (COST $6,989,370) 25.3%

      c Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% ......    United States       6,989,370      6,989,370
                                                                                                                      --------------


48 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY     PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (CONTINUED)
        REPURCHASE AGREEMENT (COST $13,660,693) 49.4%
      d Joint Repurchase Agreement, 5.189%, 8/01/07 (Maturity Value $13,662,662) ..    United States     $13,660,693  $  13,660,693
          ABN AMRO Bank, NV, New York Branch (Maturity Value $1,068,967)
          Banc of America Securities LLC (Maturity Value $1,068,967)
          Barclays Capital Inc. (Maturity Value $1,068,967)
          Bear, Stearns & Co. Inc. (Maturity Value $1,068,967)
          BNP Paribas Securities Corp. (Maturity Value $1,068,967)
          Deutsche Bank Securities Inc. (Maturity Value $1,068,967)
          Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $1,068,967)
          Goldman, Sachs & Co. (Maturity Value $1,068,967)
          Greenwich Capital Markets Inc. (Maturity Value $1,068,967)
          Lehman Brothers Inc. (Maturity Value $835,058)
          Merrill Lynch Government Securities Inc. (Maturity Value $1,068,967)
          Morgan Stanley & Co. Inc. (Maturity Value $1,068,967)
          UBS Securities LLC (Maturity Value $1,068,967)
            Collaterized by U.S. Government Agency Secutities, 3.00% - 6.625%,
              8/23/07 - 6/28/12, e U.S. Government Agency Discount Notes, 10/26/07;
                e U.S. Treasury Bill, 8/09/07 and U.S. Treasury Notes, 3.375% - 6.50%,
                  11/15/08 - 6/30/12
                                                                                                                      --------------
        TOTAL INVESTMENTS (COST $35,708,598) 148.2% ...............................                                      40,969,003
        SECURITIES SOLD SHORT (22.2)% .............................................                                      (6,134,565)
        OTHER ASSETS, LESS LIABILITIES (26.0)% ....................................                                      (7,178,491)
                                                                                                                      --------------
        NET ASSETS 100.0% .........................................................                                   $  27,655,947
                                                                                                                      ==============

                                                                                                      --------------
                                                                                                           SHARES
                                                                                                      --------------
        SECURITIES SOLD SHORT 22.2%
        CONSUMER NON-DURABLES 1.3%
        K-Swiss Inc., A ...........................................................    United States           5,111  $     113,822
        Kellwood Co. ..............................................................    United States           9,766        250,400
                                                                                                                      --------------
                                                                                                                            364,222
                                                                                                                      --------------
        ELECTRONIC TECHNOLOGY 3.0%
        Avici Systems Inc. ........................................................    United States          44,380        454,008
        Novellus Systems Inc. .....................................................    United States          12,893        367,708
                                                                                                                      --------------
                                                                                                                            821,716
                                                                                                                      --------------
        ENERGY MINERALS 1.1%
        Whiting Petroleum Corp. ...................................................    United States           7,082        290,858
                                                                                                                      --------------
        HEALTH TECHNOLOGY 2.1%
        DJO Inc. ..................................................................    United States          12,328        585,333
                                                                                                                      --------------
        PRODUCER MANUFACTURING 4.9%
        American Axle & Manufacturing Holdings Inc. ...............................    United States           9,816        237,547
        Evergreen Solar Inc. ......................................................    United States          14,664        122,151
        Robbins & Myers Inc. ......................................................    United States           7,891        416,093
        Superior Industries International Inc. ....................................    United States          31,902        590,187
                                                                                                                      --------------
                                                                                                                          1,365,978
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 49

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN U.S. LONG-SHORT FUND                                                     COUNTRY           SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SECURITIES SOLD SHORT (CONTINUED)
        RETAIL TRADE 7.0%
        Big Lots Inc. .............................................................    United States          13,527  $     349,808
        Cabela's Inc., A ..........................................................    United States          26,433        539,497
        Dillard's Inc., A .........................................................    United States          23,111        690,788
        FTD Group Inc. ............................................................    United States          21,058        347,668
                                                                                                                      --------------
                                                                                                                          1,927,761
                                                                                                                      --------------
        TECHNOLOGY SERVICES 1.0%
        Napster Inc. ..............................................................    United States         103,134        287,744
                                                                                                                      --------------
        TRANSPORTATION 1.8%
        Covenant Transportation Group Inc., A .....................................    United States          26,587        227,053
        SAIA Inc. .................................................................    United States          13,045        263,900
                                                                                                                      --------------
                                                                                                                            490,953
                                                                                                                      --------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $5,999,684). ........................                                   $   6,134,565
                                                                                                                      --------------

See Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended July 31, 2007.

b Security segregated with broker for securities sold short.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2007, all repurchase agreements had been entered into on that date.

e The security is traded on a discount basis with no stated coupon rate.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity
        Security
REIT  - Real Estate Investment Trust
SF    - Single Family
SPDR  - S&P Depository Receipt


                                        Quarterly Statements of Investments | 51

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eleven funds (the Funds). All Funds are non-diversified, except Franklin Aggressive Growth Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin U.S. Long-Short Fund, which are diversified.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


52 | Quarterly Statements of Investments

Franklin Strategic Series

2. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   --------------------------------------------------------------
                                                         FRANKLIN             FRANKLIN             FRANKLIN
                                                        AGGRESSIVE          BIOTECHNOLOGY          FLEX CAP
                                                        GROWTH FUND         DISCOVERY FUND        GROWTH FUND
                                                   --------------------------------------------------------------
Cost of investments ............................   $       199,176,854   $       296,553,918   $   2,093,469,969
                                                   ==============================================================

Unrealized appreciation ........................   $        53,635,312   $       131,320,270   $     787,603,113
Unrealized depreciation ........................            (2,425,910)          (38,329,331)        (22,277,831)
                                                   --------------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $        51,209,402   $        92,990,939   $     765,325,282
                                                   ==============================================================

                                                   --------------------------------------------------------------
                                                        FRANKLIN               FRANKLIN            FRANKLIN
                                                         GLOBAL             GLOBAL HEALTH           NATURAL
                                                   COMMUNICATIONS FUND        CARE FUND         RESOURCES FUND
                                                   --------------------------------------------------------------
Cost of investments ............................   $        67,966,469   $       105,335,793   $     438,586,861
                                                   ==============================================================

Unrealized appreciation ........................   $        38,268,845   $        36,171,985   $     204,332,793
Unrealized depreciation ........................              (866,666)           (3,983,284)         (7,950,181)
                                                   --------------------------------------------------------------
Net unrealized appreciation (depreciation) .....   $        37,402,179   $        32,188,701   $     196,382,612
                                                   ==============================================================


                                        Quarterly Statements of Investments | 53

Franklin Strategic Series

 3. INCOME TAXES (CONTINUED)

                                                 --------------------------------------------------
                                                    FRANKLIN         FRANKLIN         FRANKLIN
                                                    SMALL CAP      SMALL-MID CAP      STRATEGIC
                                                 GROWTH FUND II     GROWTH FUND      INCOME FUND
                                                 --------------------------------------------------
Cost of investments ..........................   $  860,025,044   $ 5,319,768,438   $2,442,542,084
                                                 ==================================================

Unrealized appreciation ......................   $  241,940,788   $ 1,735,287,756   $   44,034,737
Unrealized depreciation ......................      (79,422,508)     (150,532,163)     (65,401,127)
                                                 --------------------------------------------------
Net unrealized appreciation (depreciation) ...   $  162,518,280   $ 1,584,755,593   $  (21,366,390)
                                                 ==================================================

                                                 ---------------------------------
                                                    FRANKLIN         FRANKLIN
                                                   TECHNOLOGY     U.S. LONG-SHORT
                                                      FUND             FUND
                                                 ---------------------------------
Cost of investments ..........................   $   41,592,477   $    35,736,498
                                                 =================================

Unrealized appreciation ......................   $   11,011,835   $     5,878,888
Unrealized depreciation ......................       (1,138,452)         (646,383)
                                                 ---------------------------------
Net unrealized appreciation (depreciation) ...   $    9,873,383   $     5,232,505
                                                 =================================

4.FORWARD EXCHANGE CONTRACTS

At July 31, 2007, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------
                                          CONTRACT        SETTLEMENT   UNREALIZED   UNREALIZED
                                          AMOUNT a           DATE         GAIN        LOSS
-----------------------------------------------------------------------------------------------
CONTRACTS TO BUY
4,562,436,157   Chilean Peso .........   95,141,931 MXN     9/12/07    $  102,982   $       --
1,698,885,602   Chilean Peso .........   35,638,464 MXN     9/14/07        19,480           --
  453,000,000   Iceland Krona . . ....    6,057,769        10/09/07     1,224,174           --
   71,000,000   Iceland Krona . . ....      949,452        10/09/07       191,868           --
   64,500,000   Indian Rupee .........    2,147,495 NZD    10/29/07            --      (28,006)
  162,000,000   Indian Rupee .........    5,347,064 NZD    10/29/07            --      (35,001)
  295,195,897   Indian Rupee .........   73,468,367 MXN     1/28/08       673,909           --
  250,455,423   Indian Rupee .........   63,268,687 MXN     2/28/08       491,416           --
   86,103,344   Indian Rupee .........   22,688,628 MXN     5/15/08        88,853           --
  931,119,898   Kazakhstan Tenge .....   85,260,441 MXN     6/30/08            --      (46,356)
                                                                       ------------------------
   Unrealized gain (loss) on forward exchange contracts ...........     2,792,682     (109,363)
                                                                       ------------------------
      Net unrealized gain (loss) on forward exchange
         contracts ................................................    $2,683,319   $       --
                                                                       ========================

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

MXN   -   Mexican Peso
NZD   -   New Zealand Dollar


54 | Quarterly Statements of Investments

Franklin Strategic Series

5. RESTRICTED SECURITIES

At July 31, 2007, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------------
SHARES/RIGHTS                                                              ACQUISITION
WARRANTS        ISSUER                                                         DATES             COST          VALUE
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
      374,806   Dilithium Networks Inc., depository receipt,
                   D, pfd., 144A, PIPES ....................................    7/13/06      $    873,300   $  1,293,081
       88,400   Force Protection Inc., 144A, PIPES .........................   12/19/06         1,024,841      1,387,880
                                                                                                            -------------
                   TOTAL RESTRICTED SECURITIES (1.07% of Net Assets) ....................................   $  2,680,961
                                                                                                            =============
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
      279,590 a Critical Therapeutics Inc., wts.,
                   10/26/11 ................................................   10/26/06      $         --   $    199,068
    1,128,271   Fibrogen Inc., cvt., pfd., E ...............................   5/19/00          5,065,937      5,968,553
                                                                                                            -------------
                   TOTAL RESTRICTED SECURITIES (1.56% of Net Assets) ....................................   $  6,167,621
                                                                                                            =============
FRANKLIN FLEX CAP GROWTH FUND
      145,772   Anda Networks, cvt., pfd., D ...............................   3/24/00       $  2,000,000   $     45,190
    2,227,171   Fibrogen Inc., cvt., pfd., E ...............................   5/19/00          9,999,998     11,781,735
      772,727   Masimo Corp., cvt., pfd., F ................................   5/15/00          8,499,997     18,414,084
                                                                                                            -------------
                   TOTAL RESTRICTED SECURITIES (1.06% of Net Assets) ....................................   $ 30,241,009
                                                                                                            =============
FRANKLIN GLOBAL COMMUNICATIONS FUND
      124,248   Dilithium Networks Inc., depository receipt,
                D, pfd., 144A, PIPES .......................................   7/13/06       $    289,500   $    428,655
                                                                                                            =============
                   TOTAL RESTRICTED SECURITIES (0.41% of Net Assets)
FRANKLIN GLOBAL HEALTH CARE FUND
      136,364   Masimo Corp., cvt., pfd., F ................................   5/15/00       $  1,500,004   $  3,249,554
                                                                                                            =============
                   TOTAL RESTRICTED SECURITIES (2.35% of Net Assets)
FRANKLIN NATURAL RESOURCES FUND
      199,375   Energy Coal Resources, 144A .........................   11/16/05 - 5/05/06   $  3,118,103   $  1,716,619
                                                                                                            =============
                   TOTAL RESTRICTED SECURITIES (0.27% of Net Assets)
FRANKLIN SMALL CAP GROWTH FUND II
      601,000   Force Protection Inc., 144A, PIPES ........................    12/19/06      $  6,967,595   $  9,435,700
                                                                                                            =============
                   TOTAL RESTRICTED SECURITIES (0.93% of Net Assets)
FRANKLIN SMALL-MID CAP GROWTH FUND
      364,431   Anda Networks, cvt., pfd., D ...............................   3/24/00       $  5,000,000   $    112,973
    4,316,100   Force Protection Inc., 144A, PIPES .........................   12/19/06        50,038,003     67,762,770
    1,792,573   Foveon Inc., cvt., pfd., D, 144A ...........................   4/08/02         13,999,995      2,591,164
    2,597,593   Foveon Inc., cvt., pfd., E, 144A ...........................   5/31/05          2,635,024      5,270,049
      682,128   Mirapoint Inc., 144A .......................................   9/09/99          4,999,998             --
      301,660   Mirapoint Inc., pfd. .......................................   7/07/05            561,391        304,677
                                                                                                            -------------
                   TOTAL RESTRICTED SECURITIES (1.09% of Net Assets) ....................................   $ 76,041,633
                                                                                                            =============


                                        Quarterly Statements of Investments | 55

Franklin Strategic Series

5. RESTRICTED SECURITIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
SHARES/RIGHTS/                                                             ACQUISITION
WARRANTS        ISSUER                                                         DATES             COST           VALUE
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
516,372         Cambridge Industries Liquidating
                Trust Interest ......................................       1/09/02          $         --   $        568
 64,666         VS Holdings Inc. ....................................      12/06/01                64,666             --
                                                                                                            -------------
                   TOTAL RESTRICTED SECURITIES (0.00% b of Net Assets) ..................................   $        568
                                                                                                            =============

a The Franklin Biotechnology Discovery Fund also invests in unrestricted securities of the issuer, valued at $1,055,909 as of July 31, 2007.

b Rounds to less than 0.005% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund for the three months ended July 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                              NUMBER OF                                      REALIZED
                            HELD AT BEGINNING     GROSS       GROSS      SHARES HELD AT     VALUE AT       INVESTMENT     CAPITAL
NAME OF ISSUER                 OF PERIOD        ADDITIONS   REDUCTIONS    END OF PERIOD   END OF PERIOD     INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
Allscripts Healthcare
   Solutions Inc. ..........        3,259,900          --    1,334,370        1,925,530   $          -- a  $       --  $ 5,709,221
American Medical
   Systems Holdings
     Inc. ..................        3,689,900          --           --        3,689,900      67,451,372            --           --
Bill Barrett Corp. .........        1,611,800   1,842,300           --        3,454,100     118,544,712            --           --
Force Protection Inc.,
   144A, PIPES .............        4,316,100          --           --        4,316,100      67,762,770            --           --
Microsemi Corp. ............        5,279,800     577,200    1,299,300        4,557,700     106,239,987            --   (2,190,882)
Wolverine World
   Wide Inc. ...............        2,824,210          --      151,300        2,672,910              -- a     240,562      486,313
                                                                                          ==========================================
         TOTAL AFFILIATED SECURITIES (5.17% of Net Assets) ............................   $ 359,998,841    $  240,562  $ 4,004,652
                                                                                          ==========================================

a As of July 31, 2007, no longer an affiliate.


56 | Quarterly Statements of Investments

Franklin Strategic Series

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Natural Resources Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 57

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer